Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.4%)
U.S. Government Securities (7.4%)
	United States Treasury Note/Bond	4.500%	7/15/26	408,537	411,761
[1,2]	United States Treasury Note/Bond	4.375%	7/31/26	320,000	322,188
	United States Treasury Note/Bond	4.375%	8/15/26	219,991	221,598
	United States Treasury Note/Bond	4.125%	1/31/27	160,000	161,250
	United States Treasury Note/Bond	4.500%	4/15/27	104,406	106,123
[3]	United States Treasury Note/Bond	0.500%	4/30/27	238,842	224,623
	United States Treasury Note/Bond	2.750%	4/30/27	113,423	111,554
[3]	United States Treasury Note/Bond	4.500%	5/15/27	223,050	226,875
	United States Treasury Note/Bond	4.375%	7/15/27	123,000	124,999
	United States Treasury Note/Bond	2.750%	7/31/27	86,479	84,894
	United States Treasury Note/Bond	4.125%	11/15/27	61,180	61,964
	United States Treasury Note/Bond	4.250%	1/15/28	122,745	124,807
	United States Treasury Note/Bond	1.000%	7/31/28	54,638	50,297
	United States Treasury Note/Bond	2.875%	8/15/28	221,064	216,021
	United States Treasury Note/Bond	1.125%	8/31/28	132,881	122,551
	United States Treasury Note/Bond	4.375%	8/31/28	74,830	76,584
[3]	United States Treasury Note/Bond	1.250%	9/30/28	185,912	171,853
	United States Treasury Note/Bond	4.875%	10/31/28	217,377	226,157
[3]	United States Treasury Note/Bond	1.500%	11/30/28	113,000	104,949
	United States Treasury Note/Bond	4.375%	11/30/28	61,506	63,010
	United States Treasury Note/Bond	3.750%	12/31/28	131,231	131,713
[3]	United States Treasury Note/Bond	1.875%	2/28/29	183,000	171,462
	United States Treasury Note/Bond	4.250%	2/28/29	71,566	73,081
[3]	United States Treasury Note/Bond	2.375%	3/31/29	106,305	101,363
	United States Treasury Note/Bond	4.375%	12/31/29	107,254	110,312
	United States Treasury Note/Bond	4.250%	1/31/30	82,604	84,533
Total U.S. Government and Agency Obligations (Cost $3,851,154)					3,886,522
Asset-Backed/Commercial Mortgage-Backed Securities (5.1%)
[4,5]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/29	5,924	6,073
[5]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/29	4,804	4,888
[4,5]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/29	4,759	4,876
[5]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/29	3,456	3,521
[4,5]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/34	3,095	3,189
[4,5]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/34	3,285	3,427
[4,5]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/32	3,408	3,460
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/32	5,382	5,421
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	1,359	1,377
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/32	3,845	3,864
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/32	1,352	1,369
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/32	2,859	2,867
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/32	741	749
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/32	2,118	2,115
[4,5]	American Heritage Auto Receivables Trust Class A4 Series 2024-1A	5.070%	6/17/30	4,509	4,576
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	2,831	2,813
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,687	2,674
[5]	AmeriCredit Automobile Receivables Trust Class B Series 2024-1	5.380%	6/18/29	22,240	22,628
[5]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/29	9,730	10,045
[4,5]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/41	16,895	16,456
[4,5]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/41	11,101	10,661
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	2,772	2,828
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/28	2,450	2,517
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/30	12,064	12,549
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/30	11,201	11,442
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/30	10,765	10,949
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/30	6,180	6,203
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/27	2,914	2,918
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/29	4,842	4,899
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	1,480	1,486
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.465%	9/15/48	1,519	1,371

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	5.061%	9/20/46	2,249	1,826
[5]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	8,650	7,999
[5]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	11,703	10,831
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,692	3,618
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	788	765
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	6,207	5,951
[5,6]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	1,348	1,339
[5]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	3,127	3,049
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	2,961	2,882
[4,5]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	3,276	3,329
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,518	4,432
[5]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/57	20,122	20,913
[5]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/57	19,486	20,167
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	9,947	9,572
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	2,724	2,560
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	3,864	3,912
[4,5]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/28	4,329	4,393
[4,5]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/29	5,221	5,333
[5]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	3,292	3,265
[5]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/57	4,955	5,063
[5]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	12,643	12,552
[5,6]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/57	10,175	10,589
[5,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.304%	5/25/47	3,161	2,786
[5,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.412%	10/25/36	3,201	2,769
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/57	12,149	12,660
[5,6]	Benchmark Mortgage Trust Class A3 Series 2024-V8	6.189%	7/15/57	14,047	14,809
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/57	6,587	6,728
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	2,487	2,439
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	14,345	13,995
[5]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	12,386	12,818
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/57	8,514	9,053
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/57	5,215	5,399
[4,5,6]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.697%	10/16/28	4,116	4,114
[5]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/30	7,177	7,235
[5]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/30	2,308	2,330
[5]	CarMax Auto Owner Trust Class B Series 2025-1	5.110%	9/16/30	1,472	1,499
[5]	CarMax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/30	2,326	2,369
[5]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/30	2,526	2,537
[5]	CarMax Auto Owner Trust Class C Series 2025-1	5.260%	10/15/30	2,744	2,797
[5]	CarMax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/31	1,652	1,682
[5]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/31	2,052	2,066
[5]	CarMax Auto Owner Trust Class D Series 2025-1	5.600%	7/15/31	2,317	2,360
[5,7]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/31	1,290	1,296
[5]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	9,264	9,069
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	14,754	14,468
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,464	3,321
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,083	4,859
[5,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	6,663	6,497
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	2,696	2,592
[5,6]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	4,206	4,054
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	3,150	2,267
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	5.001%	8/15/51	2,686	2,448
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	4,807	4,741
[4,5]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/29	6,217	6,352
[4,5]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/29	1,756	1,791
[4,5]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/30	4,091	4,177
[4,5]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/30	6,739	6,865
[4,5]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/30	1,642	1,674
[4,5]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/30	2,753	2,812
[4,5]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/30	7,289	7,463
[4,5]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/30	3,654	3,622
[4,5]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/31	2,580	2,632
[4,5]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/31	5,190	5,292
[4,5]	Chase Auto Owner Trust Class D Series 2024-4A	5.790%	11/25/31	2,510	2,551
[5,6]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.971%	3/20/36	2,129	1,952
[5,6]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.380%	2/25/47	2,624	2,250
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,507	2,444
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	5,912	5,892
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,755	4,631
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	5,267	5,176

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,043	3,977
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/72	17,538	16,457
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,607	3,310
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.720%	9/10/58	3,797	3,194
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.395%	9/15/50	2,050	1,794
[5,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	5.295%	7/25/37	145	126
[4,5]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/30	3,446	3,486
[4,5]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/49	21,151	21,234
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	798	776
[5]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C17	2.763%	9/15/52	1,277	1,184
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	4,910	4,788
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.488%	8/15/48	4,176	3,618
[4,5]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/49	5,853	5,714
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	3,360	3,261
[5]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	10,442	9,114
[4,5]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/30	2,137	2,151
[4,5]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/30	1,500	1,514
[4,5]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/31	870	876
[4,5,7]	Dell Equipment Finance Trust Class D Series 2025-1	5.640%	8/22/31	1,500	1,503
[4,5]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	2,591	2,671
[4,5]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/30	1,063	1,072
[4,5]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/49	16,831	15,837
[5]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	11,780	11,857
[5]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	16,146	16,121
[5]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/31	13,792	13,998
[5]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/32	17,276	17,273
[5]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/32	25,144	25,032
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	5.268%	10/25/56	4,108	4,052
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	1,482	1,450
[4,5]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/31	4,083	4,172
[4,5]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/29	4,462	4,518
[4,5]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/29	1,938	1,952
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.354%	5/25/44	5,537	5,517
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	5.504%	9/25/44	11,217	11,193
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	5.303%	1/25/45	9,344	9,291
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	5.353%	2/25/45	8,624	8,583
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.054%	7/25/43	1,524	1,530
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.404%	1/25/44	18,957	18,892
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.454%	2/25/44	2,442	2,434
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	5.354%	7/25/44	13,667	13,586
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.303%	9/25/43	5,804	5,839
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	4.228%	11/25/36	1,381	818
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	5.203%	1/25/37	2,811	1,443
[5]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	3,702	3,768
[5,6]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	807	827
[5]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	3,893	3,920
[5]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/29	3,645	3,674
[5]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/27	9,721	9,826
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	14,517	14,733
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/36	8,658	8,908
[4,5]	Ford Credit Auto Owner Trust Class A Series 2024-1	4.870%	8/15/36	32,329	32,895
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	5,791	5,702
[5]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/29	10,660	11,013
[4,5]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/36	12,636	12,790
[5]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/29	8,439	8,617
[5]	Ford Credit Auto Owner Trust Class B Series 2024-B	5.230%	5/15/30	15,283	15,582
[5]	Ford Credit Auto Owner Trust Class B Series 2024-C	4.400%	8/15/30	18,063	18,084
[5]	Ford Credit Auto Owner Trust Class B Series 2024-D	4.880%	9/15/30	3,399	3,447
[5]	Ford Credit Auto Owner Trust Class B Series 2025-A	4.890%	2/15/31	11,260	11,367
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,076	5,896
[5]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/31	11,827	12,301
[4,5]	Ford Credit Floorplan Master Owner Trust A Class A Series 2024-4	4.400%	9/15/31	34,873	34,810
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/29	11,012	10,964
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/31	4,471	4,450
[4,5]	Ford Credit Floorplan Master Owner Trust Class A Series 2024-2	5.240%	4/15/31	25,495	26,282
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	18,111	18,453
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/29	15,139	15,412
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/31	10,384	10,705
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	6.204%	11/25/43	3,806	3,838
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.704%	2/25/44	21,656	21,662

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	5.604%	5/25/44	20,988	20,969
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.404%	10/25/44	1,960	1,953
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	5.604%	3/25/44	12,071	12,055
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	5.604%	8/25/44	18,036	18,040
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.304%	1/25/45	4,155	4,134
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	5.304%	2/25/45	8,078	8,036
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	5,084	5,157
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	12,292	12,234
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/29	9,056	9,122
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	817	821
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/29	2,203	2,231
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/29	3,370	3,448
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/30	7,177	7,301
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/30	2,298	2,310
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2025-1	5.000%	8/16/30	1,415	1,434
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	8,548	8,757
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	9,473	9,912
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	17,541	17,936
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	1,776	1,704
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/36	3,740	3,920
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/36	4,994	5,079
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2025-1	4.800%	12/11/37	2,431	2,448
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	3,209	3,075
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2025-1	5.000%	12/11/37	17,066	17,163
[5,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.847%	11/19/35	250	213
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	7,433	7,651
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	22,026	22,580
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/29	6,816	6,889
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/31	2,853	2,914
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/29	5,848	5,895
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2025-2A	4.960%	3/15/30	4,450	4,482
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,374	2,313
[5,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,736	4,653
[5,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	3,668	3,565
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	3,577	3,314
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	5,232	4,695
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.542%	9/10/47	16,663	13,076
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.791%	10/10/48	3,778	2,633
[4,5]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/29	10,024	10,141
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/29	6,322	6,416
[4,5]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/28	6,294	6,012
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	3,095	3,137
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	5,725	5,746
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/31	9,683	9,842
[4,5]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/31	7,129	7,183
[4,5]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/32	5,041	5,127
[4,5,6]	Hudson Yards Mortgage Trust Class A Series 2025-SPRL	5.649%	1/13/40	5,600	5,755
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	5,131	5,195
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/32	10,405	10,457
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/33	21,714	21,669
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	5,032	5,097
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/29	4,785	4,851
[5]	Hyundai Auto Receivables Trust Class A Series 2025-A	4.760%	6/15/32	11,153	11,127
[5]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/29	13,184	13,692
[5]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/31	7,252	7,369
[5]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/30	5,905	6,009
[5]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/31	2,241	2,256
[5]	Hyundai Auto Receivables Trust Class B Series 2025-A	4.610%	4/15/31	3,931	3,934
[5]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/31	5,990	6,064
[5]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/31	11,281	11,557
[5]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/32	6,161	6,151
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.769%	11/15/43	608	580
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	7,253	7,187
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	5,723	5,549
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,666	5,556
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	3,797	3,740
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,404	5,169
[4,5]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	3,541	3,572
[4,5]	LAD Auto Receivables Trust Class A4 Series 2024-3A	4.600%	12/17/29	4,585	4,623
[4,5]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/29	2,925	2,989

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/30	4,984	5,006
[4,5]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/29	1,719	1,749
[4,5]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/30	4,054	4,042
[4,5]	LAD Auto Receivables Trust Class C Series 2025-1A	5.110%	7/15/30	5,041	5,089
[4,5]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/31	1,444	1,490
[4,5]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/32	2,772	2,754
[4,5]	LAD Auto Receivables Trust Class D Series 2025-1A	5.520%	5/17/32	10,546	10,608
[4,5]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/32	7,784	7,968
[5,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	6.466%	4/25/34	20	19
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	6.887%	7/25/33	117	110
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	6.144%	2/25/33	131	125
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,349	2,289
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.112%	7/15/46	3,201	2,785
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	2,745	2,710
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	7,551	6,698
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/51	5,405	5,345
[5]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	3,294	3,081
[5,6]	Morgan Stanley Capital I Trust Class AS Series 2018-L1	4.637%	10/15/51	3,379	3,309
[5,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.265%	6/25/36	1,294	1,238
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	11,891	11,299
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	1,186	1,180
[4,5,6]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	6.045%	3/15/72	850	854
[4,5]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	4,604	4,642
[5]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/29	3,988	4,025
[5]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/29	5,392	5,451
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	3,363	3,280
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	2,784	2,784
[4,5]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/41	7,640	7,271
[4,5]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/41	7,108	6,728
[4,5]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/41	10,626	9,915
[4,5]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/41	18,984	17,804
[4,5]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/9/29	20,793	19,450
[4,5]	Progress Residential Trust Class A Series 2025-SFR1	3.400%	2/17/42	19,277	18,097
[4,5]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/42	7,960	7,435
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	1,590	1,557
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	2,705	2,726
[4,5]	Progress Residential Trust Class B Series 2025-SFR1	3.650%	2/17/42	3,626	3,397
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA2	5.692%	8/25/36	4,714	3,278
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA3	6.255%	9/25/36	1,709	884
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/32	740	752
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	861	867
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/32	4,121	4,152
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/33	1,490	1,492
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	1,852	1,863
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	2,609	2,625
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/33	2,400	2,397
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	3,826	3,862
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/32	3,181	3,192
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/33	3,080	3,062
[5]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/29	7,955	8,098
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	21,471	21,800
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-4	4.930%	9/17/29	10,641	10,745
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/29	13,574	13,622
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	1,899	1,907
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/31	6,322	6,549
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/30	4,182	4,226
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/30	8,088	8,270
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/30	23,009	23,446
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/31	45,417	45,629
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/31	8,781	9,029
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/31	24,356	24,866
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/32	36,373	36,255
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-1	5.430%	3/17/31	8,040	8,069
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-2	5.470%	5/15/31	18,560	18,634
[4,5]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/29	11,314	11,478
[4,5]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/30	5,269	5,371
[4,5]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/30	5,155	5,280
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/29	1,131	1,164
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/30	3,361	3,422
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/31	2,687	2,705

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/31	1,075	1,082
[4,5]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/30	3,969	4,051
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/31	3,655	3,734
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/30	4,651	4,762
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/31	6,294	6,329
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-1A	5.110%	2/20/31	1,576	1,594
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/32	5,136	5,226
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/32	5,269	5,358
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/32	9,967	9,931
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-1A	5.200%	10/20/32	9,293	9,310
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	1,627	1,606
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	3,428	3,384
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	4,355	4,298
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	682	673
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	471	468
[4,5]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/54	42,707	43,194
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	3,048	3,073
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/29	4,566	4,666
[4,5]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/31	4,547	4,640
[4,5]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/49	22,699	22,913
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	20,843	17,248
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2024-1A	5.160%	11/25/36	17,371	17,884
[4,5]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/27	19,472	19,672
[4,5]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/41	13,444	13,124
[4,5]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/41	5,467	5,360
[4,5]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/54	14,904	15,145
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	6,459	6,314
[4,5]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	1,837	1,861
[4,5]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/32	29,836	29,890
[4,5]	USAA Auto Owner Trust Class A4 Series 2024-A	4.970%	12/17/29	4,026	4,092
[4,5]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/31	3,171	3,284
[4,5]	Verizon Master Trust Class A Series 2024-2	4.830%	12/22/31	44,554	45,372
[4,5]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/31	8,961	9,116
[4,5]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/32	19,581	19,948
[5]	Verizon Master Trust Class B Series 2025-1	4.940%	1/21/31	3,864	3,900
[4,5]	Verizon Master Trust Class B Series 2025-2	5.160%	1/20/33	4,918	4,986
[4,5]	Verizon Master Trust Class B Series 2025-4	5.020%	3/21/33	11,760	11,866
[4,5]	Verizon Master Trust Class C Series 2023-6	5.050%	9/22/31	8,070	8,098
[4,5]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/31	11,106	11,331
[4,5]	Verizon Master Trust Class C Series 2024-5	5.490%	6/21/32	5,555	5,662
[4,5]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/32	5,943	5,857
[5]	Verizon Master Trust Class C Series 2024-8	4.990%	11/20/30	6,028	6,067
[5]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/31	1,358	1,371
[4,5]	Verizon Master Trust Class C Series 2025-2	5.340%	1/20/33	4,937	5,012
[4,5]	Verizon Master Trust Class C Series 2025-4	5.200%	3/21/33	6,456	6,510
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	6.552%	9/25/33	232	227
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	6.343%	1/25/33	37	36
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	6.568%	8/25/33	141	139
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	6,597	6,454
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,458	5,277
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,368	2,309
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,353	2,308
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	5,144	5,078
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,260	3,193
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	5,837	5,796
[5]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C48	4.302%	1/15/52	1,547	1,531
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	5,349	3,325
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.699%	9/15/58	4,637	4,324
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	3,313	3,045
[5,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	7.387%	10/25/36	1,405	1,247
[4,5]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/49	4,868	4,675
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	27,268	25,639
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	7,325	6,508
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,271	2,585
[5]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/29	8,724	8,875
[5]	World Omni Auto Receivables Trust Class B Series 2025-A	5.080%	11/15/30	4,642	4,737
[5]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/30	4,490	4,576
[5]	World Omni Auto Receivables Trust Class C Series 2025-A	5.170%	10/15/31	6,502	6,599

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/29	11,884	12,092
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,685,498)					2,682,320
Corporate Bonds (83.1%)
Communications (4.8%)
[4]	AMC Networks Inc.	10.250%	1/15/29	1,159	1,198
	AMC Networks Inc.	4.250%	2/15/29	485	357
	AT&T Inc.	2.950%	7/15/26	20,706	20,368
	AT&T Inc.	2.300%	6/1/27	56,416	54,232
	AT&T Inc.	1.650%	2/1/28	41,490	38,727
	AT&T Inc.	4.100%	2/15/28	40,695	40,559
	AT&T Inc.	4.350%	3/1/29	20,990	20,976
	AT&T Inc.	4.300%	2/15/30	65,623	65,104
	British Telecommunications plc	5.125%	12/4/28	20,912	21,405
[4]	British Telecommunications plc	3.250%	11/8/29	27,315	25,899
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	3,363	3,293
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	1,938	1,831
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	371	335
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	131,038	133,613
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	44,782	43,448
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	62,788	61,691
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	69,079	62,590
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	29,619	29,548
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	14,774	15,276
	Comcast Corp.	2.350%	1/15/27	21,296	20,687
	Comcast Corp.	3.150%	2/15/28	20,877	20,332
	Comcast Corp.	3.550%	5/1/28	27,807	27,319
	Comcast Corp.	4.150%	10/15/28	4,382	4,372
	Comcast Corp.	5.100%	6/1/29	31,551	32,536
	Comcast Corp.	3.400%	4/1/30	61,600	58,790
[4]	CSC Holdings LLC	11.750%	1/31/29	990	935
[4]	CSC Holdings LLC	4.125%	12/1/30	1,930	1,322
[4]	CSC Holdings LLC	4.500%	11/15/31	2,095	1,425
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	1,113	1,076
	Discovery Communications LLC	3.950%	3/20/28	20,726	19,823
[4]	DISH Network Corp.	11.750%	11/15/27	2,846	2,990
	Expedia Group Inc.	4.625%	8/1/27	71,671	71,726
	Fox Corp.	4.709%	1/25/29	42,834	42,767
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	2,486	2,462
[4]	Level 3 Financing Inc.	10.000%	10/15/32	1,218	1,219
[4]	Midcontinent Communications	8.000%	8/15/32	4,595	4,691
	Netflix Inc.	4.875%	4/15/28	70,663	72,186
	Netflix Inc.	5.875%	11/15/28	164,725	173,803
	Paramount Global	2.900%	1/15/27	15,148	14,704
	Paramount Global	3.375%	2/15/28	2,744	2,654
	Paramount Global	3.700%	6/1/28	6,262	6,087
	Paramount Global	4.200%	6/1/29	9,255	8,925
	Paramount Global	4.950%	1/15/31	52,580	50,842
	Paramount Global	6.375%	3/30/62	1,823	1,753
	Rogers Communications Inc.	3.200%	3/15/27	36,752	35,946
	Rogers Communications Inc.	5.000%	2/15/29	74,348	74,977
	Rogers Communications Inc.	7.000%	4/15/55	4,580	4,600
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	367	282
[4]	Scripps Escrow Inc.	5.875%	7/15/27	1,368	1,082
	Sprint Capital Corp.	6.875%	11/15/28	118,398	126,620
	Take-Two Interactive Software Inc.	3.700%	4/14/27	27,526	27,170
	Take-Two Interactive Software Inc.	4.950%	3/28/28	22,876	23,268
	TCI Communications Inc.	7.125%	2/15/28	874	939
	Telefonica Emisiones SA	4.103%	3/8/27	69,252	68,830
	T-Mobile USA Inc.	3.750%	4/15/27	120,309	119,023
	T-Mobile USA Inc.	2.050%	2/15/28	15,909	14,959
	T-Mobile USA Inc.	4.950%	3/15/28	55,629	56,483
	T-Mobile USA Inc.	4.800%	7/15/28	13,858	13,998
	T-Mobile USA Inc.	4.850%	1/15/29	68,511	69,235
	T-Mobile USA Inc.	3.375%	4/15/29	33,037	31,502
	T-Mobile USA Inc.	4.200%	10/1/29	45,545	44,991
[4]	Turkcell Iletisim Hizmetleri A/S	7.450%	1/24/30	2,323	2,332
	Uber Technologies Inc.	4.300%	1/15/30	108,842	107,802
[4]	Univision Communications Inc.	8.000%	8/15/28	224	218
[4]	Univision Communications Inc.	7.375%	6/30/30	383	349

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Univision Communications Inc.	8.500%	7/31/31	8,320	7,867
	Verizon Communications Inc.	3.000%	3/22/27	47,336	46,223
	Verizon Communications Inc.	2.100%	3/22/28	101,435	95,749
	Verizon Communications Inc.	4.329%	9/21/28	15,170	15,221
	Verizon Communications Inc.	4.016%	12/3/29	81,277	79,782
	Verizon Communications Inc.	3.150%	3/22/30	36,070	33,916
[4]	Virgin Media Finance plc	5.000%	7/15/30	1,005	880
	Warnermedia Holdings Inc.	3.755%	3/15/27	104,958	102,145
	Warnermedia Holdings Inc.	4.054%	3/15/29	25,794	24,121
					2,516,386
Consumer Discretionary (4.7%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	3,260	3,134
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	774	750
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	651	650
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	2,154	2,081
	American Honda Finance Corp.	4.900%	7/9/27	44,749	45,273
	American Honda Finance Corp.	4.450%	10/22/27	29,662	29,776
[9]	American Honda Finance Corp.	3.300%	3/21/29	9,600	10,976
	American Honda Finance Corp.	4.400%	9/5/29	30,663	30,475
	Asbury Automotive Group Inc.	4.500%	3/1/28	456	442
	AutoZone Inc.	3.750%	6/1/27	14,713	14,522
	AutoZone Inc.	4.500%	2/1/28	39,889	40,120
	AutoZone Inc.	6.250%	11/1/28	14,817	15,690
	AutoZone Inc.	3.750%	4/18/29	23,690	23,037
	AutoZone Inc.	5.100%	7/15/29	30,588	31,232
[4]	Belron UK Finance plc	5.750%	10/15/29	1,270	1,267
[4]	BMW US Capital LLC	1.250%	8/12/26	21,689	20,843
[4]	BMW US Capital LLC	3.450%	4/1/27	9,373	9,207
[4]	BMW US Capital LLC	4.600%	8/13/27	30,749	30,847
	BorgWarner Inc.	4.950%	8/15/29	10,731	10,768
[4]	Champ Acquisition Corp.	8.375%	12/1/31	433	457
[4]	Churchill Downs Inc.	5.500%	4/1/27	3,118	3,091
[4]	Churchill Downs Inc.	4.750%	1/15/28	1,933	1,873
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/30	940	957
	Dana Inc.	5.625%	6/15/28	916	908
	eBay Inc.	5.950%	11/22/27	24,991	25,919
	eBay Inc.	2.700%	3/11/30	10,358	9,470
[4]	El Puerto de Liverpool SAB de CV	6.255%	1/22/32	22,748	23,200
[4]	ERAC USA Finance LLC	3.300%	12/1/26	2,815	2,772
[4]	ERAC USA Finance LLC	4.600%	5/1/28	19,478	19,630
[4]	ERAC USA Finance LLC	5.000%	2/15/29	35,198	35,784
[9]	Flutter Treasury DAC	5.000%	4/29/29	6,400	7,498
	Ford Motor Co.	6.625%	10/1/28	17,061	17,639
	Ford Motor Credit Co. LLC	6.950%	6/10/26	6,398	6,455
	Ford Motor Credit Co. LLC	2.700%	8/10/26	8,918	8,562
	Ford Motor Credit Co. LLC	5.125%	11/5/26	30,663	30,355
	Ford Motor Credit Co. LLC	4.271%	1/9/27	4,557	4,426
	Ford Motor Credit Co. LLC	5.800%	3/5/27	59,290	58,974
	Ford Motor Credit Co. LLC	5.850%	5/17/27	30,044	29,899
	Ford Motor Credit Co. LLC	4.950%	5/28/27	36,858	36,056
	Ford Motor Credit Co. LLC	4.125%	8/17/27	25,377	24,335
	Ford Motor Credit Co. LLC	3.815%	11/2/27	5,395	5,108
	Ford Motor Credit Co. LLC	7.350%	11/4/27	56,033	57,589
	Ford Motor Credit Co. LLC	2.900%	2/16/28	5,392	4,938
	Ford Motor Credit Co. LLC	6.800%	5/12/28	24,655	25,026
	Ford Motor Credit Co. LLC	6.798%	11/7/28	41,925	42,759
	Ford Motor Credit Co. LLC	5.800%	3/8/29	13,697	13,447
	Ford Motor Credit Co. LLC	5.113%	5/3/29	8,429	8,082
	Ford Motor Credit Co. LLC	5.303%	9/6/29	30,663	29,550
	General Motors Financial Co. Inc.	1.500%	6/10/26	9,850	9,487
[10]	General Motors Financial Co. Inc.	5.150%	8/15/26	3,815	5,075
	General Motors Financial Co. Inc.	4.000%	10/6/26	21,016	20,763
	General Motors Financial Co. Inc.	4.350%	1/17/27	21,540	21,349
	General Motors Financial Co. Inc.	2.350%	2/26/27	36,889	35,233
	General Motors Financial Co. Inc.	5.000%	4/9/27	55,980	56,032
	General Motors Financial Co. Inc.	5.400%	5/8/27	54,790	55,344
	General Motors Financial Co. Inc.	5.350%	7/15/27	40,496	40,921
	General Motors Financial Co. Inc.	2.700%	8/20/27	29,978	28,499
	General Motors Financial Co. Inc.	5.050%	4/4/28	68,216	68,415

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	2.400%	4/10/28	22,158	20,591
	General Motors Financial Co. Inc.	2.400%	10/15/28	45,689	41,870
	General Motors Financial Co. Inc.	5.800%	1/7/29	31,959	32,652
	General Motors Financial Co. Inc.	4.300%	4/6/29	35,366	34,177
	General Motors Financial Co. Inc.	4.900%	10/6/29	35,043	34,476
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	4,495	4,278
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	52,946	50,723
[4]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	7,555	7,555
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	1,377	1,392
	Home Depot Inc.	4.750%	6/25/29	40,345	41,165
	Honda Motor Co. Ltd.	2.534%	3/10/27	36,629	35,492
	Hyatt Hotels Corp.	5.250%	6/30/29	31,351	31,464
	Lennar Corp.	5.250%	6/1/26	49,829	49,981
[4]	Lithia Motors Inc.	4.625%	12/15/27	2,284	2,217
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	5,900	5,968
	Lowe's Cos. Inc.	3.350%	4/1/27	30,829	30,300
	Lowe's Cos. Inc.	1.300%	4/15/28	18,039	16,570
	Lowe's Cos. Inc.	1.700%	9/15/28	9,155	8,383
	Marriott International Inc.	3.125%	6/15/26	6,066	5,975
	Marriott International Inc.	5.000%	10/15/27	32,770	33,220
	McDonald's Corp.	3.500%	7/1/27	20,408	20,134
[4]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	23,511	23,702
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	51,255	51,525
[4]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	59,403	60,144
	MGM Resorts International	6.125%	9/15/29	4,585	4,568
	Mohawk Industries Inc.	5.850%	9/18/28	10,964	11,362
[4]	NCL Corp. Ltd.	5.875%	2/15/27	1,233	1,228
[4]	NCL Corp. Ltd.	6.750%	2/1/32	1,164	1,136
	Newell Brands Inc.	5.700%	4/1/26	427	422
	Newell Brands Inc.	6.375%	9/15/27	2,985	2,921
	Newell Brands Inc.	6.625%	9/15/29	2,509	2,366
	Newell Brands Inc.	7.000%	4/1/46	828	640
	O'Reilly Automotive Inc.	5.750%	11/20/26	22,828	23,260
	President & Fellows of Harvard College	4.887%	3/15/30	38,805	39,782
[9]	RCI Banque SA	3.875%	1/12/29	15,963	18,499
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	874	868
[4]	Saks Global Enterprises LLC	11.000%	12/15/29	1,055	639
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/27	642	639
	Starbucks Corp.	2.000%	3/12/27	3,620	3,469
	Toll Brothers Finance Corp.	3.800%	11/1/29	5,842	5,590
	Toyota Motor Credit Corp.	5.000%	3/19/27	46,681	47,392
	Toyota Motor Credit Corp.	3.050%	3/22/27	105,266	103,175
	Toyota Motor Credit Corp.	4.550%	9/20/27	62,778	63,308
	Toyota Motor Credit Corp.	4.350%	10/8/27	49,266	49,466
	Toyota Motor Credit Corp.	4.625%	1/12/28	27,574	27,875
	Toyota Motor Credit Corp.	1.900%	4/6/28	22,717	21,309
	Toyota Motor Credit Corp.	4.650%	1/5/29	27,365	27,650
	Toyota Motor Credit Corp.	5.050%	5/16/29	52,692	54,004
	Toyota Motor Credit Corp.	4.550%	8/9/29	17,066	17,183
[9]	Volkswagen Financial Services AG	3.625%	5/19/29	18,700	21,294
[4]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	36,548	36,942
[4]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	4,746	4,639
[4]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	18,509	18,794
[4]	Volkswagen Group of America Finance LLC	5.650%	9/12/28	27,407	27,932
[4]	Wayfair LLC	7.250%	10/31/29	419	383
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	4,524	4,347
					2,484,003
Consumer Staples (5.4%)
	Altria Group Inc.	2.625%	9/16/26	23,802	23,214
	Altria Group Inc.	4.875%	2/4/28	43,652	44,145
	Altria Group Inc.	6.200%	11/1/28	9,132	9,636
	Altria Group Inc.	4.800%	2/14/29	7,302	7,341
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	23,702	24,067
	BAT Capital Corp.	3.215%	9/6/26	81,878	80,525
	BAT Capital Corp.	4.700%	4/2/27	78,347	78,676
	BAT Capital Corp.	3.557%	8/15/27	147,509	144,785
	BAT Capital Corp.	2.259%	3/25/28	71,458	67,194
	BAT Capital Corp.	4.906%	4/2/30	11,685	11,745
	BAT International Finance plc	4.448%	3/16/28	52,552	52,563

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT International Finance plc	5.931%	2/2/29	177,008	185,183
[9]	British American Tobacco plc	3.000%	Perpetual	23,066	25,701
	Campbell's Co.	5.200%	3/19/27	85,524	86,804
	Campbell's Co.	4.150%	3/15/28	26,728	26,559
	Campbell's Co.	5.200%	3/21/29	30,564	31,236
	Cencosud SA	4.375%	7/17/27	7,002	6,919
[7]	Colgate-Palmolive Co.	4.200%	5/1/30	33,325	33,480
	Conagra Brands Inc.	5.300%	10/1/26	31,209	31,477
	Conagra Brands Inc.	1.375%	11/1/27	13,434	12,397
	Constellation Brands Inc.	3.700%	12/6/26	7,893	7,801
	Constellation Brands Inc.	3.500%	5/9/27	14,988	14,702
	Constellation Brands Inc.	4.350%	5/9/27	50,525	50,418
[7]	Constellation Brands Inc.	4.800%	5/1/30	14,085	14,111
[9]	Coty Inc.	4.500%	5/15/27	4,554	5,206
[9]	Danone SA	1.000%	Perpetual	17,200	18,577
	Diageo Capital plc	5.300%	10/24/27	36,979	37,871
	Dollar General Corp.	4.625%	11/1/27	17,797	17,834
[4]	Energizer Holdings Inc.	4.750%	6/15/28	3,764	3,631
	General Mills Inc.	4.875%	1/30/30	38,584	39,022
[10]	Imperial Brands Finance plc	5.500%	9/28/26	9,492	12,751
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.125%	2/1/28	11,663	11,815
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	12,695	12,903
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	4,272	4,375
	Keurig Dr Pepper Inc.	4.597%	5/25/28	54,523	54,788
	Keurig Dr Pepper Inc.	3.950%	4/15/29	9,136	8,932
[7]	Keurig Dr Pepper Inc.	4.600%	5/15/30	23,810	23,821
	Kraft Heinz Foods Co.	3.000%	6/1/26	19,364	19,066
	Kraft Heinz Foods Co.	3.875%	5/15/27	54,360	53,806
	Kraft Heinz Foods Co.	3.750%	4/1/30	5,411	5,202
	Kroger Co.	2.650%	10/15/26	589	575
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	4,030	3,978
[4]	Mars Inc.	4.450%	3/1/27	69,519	69,947
[4]	Mars Inc.	4.600%	3/1/28	228,564	231,042
[4]	Mars Inc.	4.550%	4/20/28	36,311	36,674
[4]	Mars Inc.	4.800%	3/1/30	170,131	172,217
	McCormick & Co. Inc.	3.400%	8/15/27	18,400	18,040
	Molson Coors Beverage Co.	3.000%	7/15/26	23,255	22,869
[4]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	45,569	43,641
	Mondelez International Inc.	2.625%	3/17/27	27,554	26,712
	Mondelez International Inc.	4.750%	2/20/29	45,684	46,393
	Mondelez International Inc.	2.750%	4/13/30	14,320	13,186
[4]	Opal Bidco SAS	6.500%	3/31/32	1,630	1,632
[4]	Performance Food Group Inc.	5.500%	10/15/27	2,554	2,536
	Philip Morris International Inc.	0.875%	5/1/26	32,129	31,084
	Philip Morris International Inc.	4.750%	2/12/27	30,654	30,982
	Philip Morris International Inc.	4.375%	11/1/27	36,002	36,167
	Philip Morris International Inc.	5.125%	11/17/27	86,701	88,545
	Philip Morris International Inc.	4.875%	2/15/28	85,377	86,900
	Philip Morris International Inc.	3.125%	3/2/28	20,034	19,472
	Philip Morris International Inc.	4.125%	4/28/28	53,080	52,997
	Philip Morris International Inc.	5.250%	9/7/28	76,764	79,096
	Philip Morris International Inc.	4.875%	2/13/29	82,962	84,253
	Philip Morris International Inc.	3.375%	8/15/29	10,247	9,839
	Philip Morris International Inc.	4.625%	11/1/29	58,412	58,856
	Philip Morris International Inc.	5.625%	11/17/29	4,771	5,005
	Philip Morris International Inc.	5.125%	2/15/30	71,890	73,785
	Philip Morris International Inc.	4.375%	4/30/30	36,540	36,367
	Sysco Corp.	3.250%	7/15/27	27,393	26,744
	Sysco Corp.	2.400%	2/15/30	7,634	6,906
	Tyson Foods Inc.	3.550%	6/2/27	44,647	43,936
[4]	US Foods Inc.	6.875%	9/15/28	2,289	2,350
					2,863,005
Energy (6.9%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	850	848
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	13,479	12,994
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	48,914	47,918
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	4,168	4,147
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	7,181	7,314
	Boardwalk Pipelines LP	4.800%	5/3/29	5,758	5,760

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.937%	9/21/28	30,738	30,389
	BP Capital Markets America Inc.	4.234%	11/6/28	11,949	11,909
	BP Capital Markets plc	3.279%	9/19/27	45,175	44,202
	BP Capital Markets plc	3.723%	11/28/28	11,289	11,060
[9]	BP Capital Markets plc	3.625%	Perpetual	6,740	7,471
	Canadian Natural Resources Ltd.	3.850%	6/1/27	89,571	88,388
	Cenovus Energy Inc.	4.250%	4/15/27	760	758
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	50,104	50,661
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	52,972	50,548
	Cheniere Energy Inc.	4.625%	10/15/28	85,501	84,494
[4]	Civitas Resources Inc.	8.375%	7/1/28	2,715	2,667
[4]	Continental Resources Inc.	2.268%	11/15/26	25,296	24,189
	Coterra Energy Inc.	3.900%	5/15/27	15,443	15,219
	DCP Midstream Operating LP	5.625%	7/15/27	1,710	1,741
	DCP Midstream Operating LP	5.125%	5/15/29	66,817	67,401
	Devon Energy Corp.	4.500%	1/15/30	12,650	12,360
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	2,299	2,198
	Diamondback Energy Inc.	3.250%	12/1/26	49,432	48,586
	Diamondback Energy Inc.	5.200%	4/18/27	36,790	37,345
	Diamondback Energy Inc.	3.500%	12/1/29	71,616	68,018
	Diamondback Energy Inc.	5.150%	1/30/30	26,872	27,292
[4]	DT Midstream Inc.	4.125%	6/15/29	4,288	4,023
[4]	DT Midstream Inc.	4.375%	6/15/31	1,510	1,393
	Ecopetrol SA	8.625%	1/19/29	4,376	4,574
	Empresa Nacional del Petroleo	5.250%	11/6/29	21,358	21,385
	Enbridge Inc.	1.600%	10/4/26	27,622	26,535
	Enbridge Inc.	5.900%	11/15/26	45,171	46,061
	Enbridge Inc.	4.250%	12/1/26	31,652	31,535
	Enbridge Inc.	5.250%	4/5/27	27,412	27,827
	Enbridge Inc.	3.700%	7/15/27	31,403	30,949
	Enbridge Inc.	6.000%	11/15/28	35,518	37,167
	Enbridge Inc.	5.300%	4/5/29	65,282	66,836
	Enbridge Inc.	3.125%	11/15/29	23,694	22,194
	Energy Transfer LP	3.900%	7/15/26	12,583	12,462
	Energy Transfer LP	6.050%	12/1/26	50,239	51,240
	Energy Transfer LP	4.400%	3/15/27	109,418	109,064
	Energy Transfer LP	5.500%	6/1/27	72,455	73,627
	Energy Transfer LP	4.000%	10/1/27	12,339	12,179
	Energy Transfer LP	5.550%	2/15/28	42,993	44,056
	Energy Transfer LP	4.950%	5/15/28	57,886	58,374
	Energy Transfer LP	4.950%	6/15/28	5,246	5,292
	Energy Transfer LP	6.100%	12/1/28	30,377	31,761
	Energy Transfer LP	5.250%	4/15/29	104,645	106,031
	Energy Transfer LP	5.250%	7/1/29	40,595	41,175
	Energy Transfer LP	4.150%	9/15/29	59,881	58,167
	Energy Transfer LP	5.200%	4/1/30	15,425	15,579
	Enterprise Products Operating LLC	2.800%	1/31/30	22,252	20,744
[4]	EQT Corp.	3.125%	5/15/26	2,609	2,555
[4]	EQT Corp.	7.500%	6/1/27	3,429	3,485
	EQT Corp.	3.900%	10/1/27	37,861	37,176
[4]	EQT Corp.	4.500%	1/15/29	10,035	9,728
	EQT Corp.	5.000%	1/15/29	229	229
	EQT Corp.	7.000%	2/1/30	5,153	5,497
[4]	EQT Corp.	7.500%	6/1/30	24	26
[9]	Equinor ASA	1.250%	2/17/27	9,113	10,122
[4,7]	Excelerate Energy LP	8.000%	5/15/30	1,525	1,548
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/33	518	504
	Halliburton Co.	2.920%	3/1/30	21,055	19,356
[4]	Helmerich & Payne Inc.	4.650%	12/1/27	22,235	22,086
[4]	Helmerich & Payne Inc.	4.850%	12/1/29	13,080	12,381
	Hess Corp.	7.875%	10/1/29	10,831	12,213
[4]	Hess Midstream Operations LP	6.500%	6/1/29	2,033	2,065
	Kinder Morgan Inc.	1.750%	11/15/26	27,622	26,554
	Kinder Morgan Inc.	5.000%	2/1/29	47,449	47,943
[7]	Kinder Morgan Inc.	5.150%	6/1/30	11,460	11,552
[4]	Kinetik Holdings LP	6.625%	12/15/28	2,760	2,780
	Marathon Petroleum Corp.	5.125%	12/15/26	56,481	56,954
	Marathon Petroleum Corp.	3.800%	4/1/28	14,802	14,542
	Marathon Petroleum Corp.	5.150%	3/1/30	95,742	96,553
	MPLX LP	4.000%	3/15/28	13,014	12,839

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	4.800%	2/15/29	7,936	7,941
	Occidental Petroleum Corp.	5.000%	8/1/27	23,175	23,179
	Occidental Petroleum Corp.	6.375%	9/1/28	67,940	69,772
	Occidental Petroleum Corp.	5.200%	8/1/29	37,985	37,481
	ONEOK Inc.	5.550%	11/1/26	23,326	23,615
	ONEOK Inc.	4.000%	7/13/27	6,995	6,910
[4]	ONEOK Inc.	5.625%	1/15/28	80,171	81,758
	ONEOK Inc.	4.550%	7/15/28	7,039	7,033
	ONEOK Inc.	5.650%	11/1/28	23,345	24,069
	ONEOK Inc.	4.350%	3/15/29	48,446	47,679
	ONEOK Inc.	5.375%	6/1/29	18,098	18,427
	ONEOK Inc.	3.100%	3/15/30	5,756	5,309
	Ovintiv Inc.	5.650%	5/15/28	36,595	37,283
[4]	Permian Resources Operating LLC	5.375%	1/15/26	1,837	1,826
[4]	Permian Resources Operating LLC	8.000%	4/15/27	2,763	2,810
	Pertamina Persero PT	1.400%	2/9/26	18,446	17,953
	Petrobras Global Finance BV	5.999%	1/27/28	2,279	2,320
	Petroleos Mexicanos	4.500%	1/23/26	9,096	8,879
	Petroleos Mexicanos	6.875%	8/4/26	30,876	30,494
	Petroleos Mexicanos	6.490%	1/23/27	17,890	17,496
	Petroleos Mexicanos	6.500%	3/13/27	42,836	41,876
	Petroleos Mexicanos	5.350%	2/12/28	4,689	4,338
[5]	Petroleos Mexicanos	8.750%	6/2/29	9,375	9,220
	Petroleos Mexicanos	5.950%	1/28/31	5,485	4,539
[4]	Petronas Capital Ltd.	3.500%	4/21/30	15,709	14,916
[4]	Petronas Capital Ltd.	4.950%	1/3/31	55,900	56,773
	Phillips 66	3.900%	3/15/28	9,151	9,025
	Phillips 66 Co.	4.950%	12/1/27	36,709	37,185
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	28,079	28,089
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	15,249	14,444
	Range Resources Corp.	8.250%	1/15/29	3,133	3,207
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	83,963	84,681
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	57,285	57,693
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	27,510	27,313
[4]	Schlumberger Holdings Corp.	5.000%	5/29/27	36,349	36,853
[4]	Schlumberger Holdings Corp.	5.000%	11/15/29	25,785	26,220
[11]	Southern Gas Corridor CJSC	6.875%	3/24/26	34,105	34,377
	Spectra Energy Partners LP	3.375%	10/15/26	19,214	18,883
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	5,245	5,227
	Targa Resources Corp.	5.200%	7/1/27	45,038	45,650
	Targa Resources Corp.	6.150%	3/1/29	15,835	16,521
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	3,913	3,929
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	3,737	3,820
[9]	TotalEnergies SE	1.625%	Perpetual	12,957	13,902
[9]	TotalEnergies SE	2.000%	Perpetual	8,136	8,975
	TransCanada PipeLines Ltd.	4.250%	5/15/28	64,013	63,516
	TransCanada PipeLines Ltd.	4.100%	4/15/30	38,394	37,092
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	26,834	26,579
[4]	Transocean Inc.	8.250%	5/15/29	3,053	2,465
[4]	Transocean Inc.	8.750%	2/15/30	1,706	1,665
[4]	Valaris Ltd.	8.375%	4/30/30	550	515
	Valero Energy Corp.	5.150%	2/15/30	9,654	9,757
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,567	1,437
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	960	962
[4]	Venture Global LNG Inc.	9.500%	2/1/29	10,370	10,745
[4]	Venture Global LNG Inc.	8.375%	6/1/31	1,395	1,345
	Western Midstream Operating LP	4.650%	7/1/26	3,437	3,424
	Western Midstream Operating LP	4.500%	3/1/28	9,146	9,027
	Western Midstream Operating LP	4.050%	2/1/30	9,560	9,085
	Williams Cos. Inc.	3.750%	6/15/27	24,133	23,771
	Williams Cos. Inc.	5.300%	8/15/28	77,377	79,149
	Williams Cos. Inc.	4.900%	3/15/29	90,640	91,548
	Williams Cos. Inc.	4.800%	11/15/29	17,143	17,256
					3,604,023
Financials (30.1%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	27,270	28,109
[4,7]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/30	20,572	20,465
[4]	AEGON Funding Co. LLC	5.500%	4/16/27	22,843	23,147
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	95,065	91,958

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	38,821	39,644
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	21,255	20,760
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	35,006	34,926
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/28	44,152	44,361
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	70,515	72,585
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	32,030	30,239
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/29	22,799	23,018
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/29	58,147	57,651
	Air Lease Corp.	3.750%	6/1/26	3,797	3,756
	Air Lease Corp.	2.200%	1/15/27	27,622	26,551
	Air Lease Corp.	5.300%	2/1/28	14,251	14,499
	Air Lease Corp.	4.625%	10/1/28	13,874	13,872
	Air Lease Corp.	5.100%	3/1/29	45,607	46,226
	Air Lease Corp.	3.000%	2/1/30	47,917	44,121
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	1,832	1,843
	Allstate Corp.	5.050%	6/24/29	43,330	44,179
	American Express Co.	2.550%	3/4/27	56,618	54,923
	American Express Co.	5.098%	2/16/28	26,739	27,072
	American Express Co.	5.043%	7/26/28	20,229	20,502
	American Express Co.	5.282%	7/27/29	19,783	20,282
	American Express Co.	5.532%	4/25/30	20,730	21,438
	American Express Co.	5.085%	1/30/31	30,839	31,396
	American International Group Inc.	4.200%	4/1/28	4,566	4,537
[4]	American National Global Funding	5.550%	1/28/30	14,931	15,268
	American National Group Inc.	5.750%	10/1/29	18,219	18,513
	Ameriprise Financial Inc.	5.700%	12/15/28	41,099	43,040
[4]	AmWINS Group Inc.	6.375%	2/15/29	2,561	2,590
[4]	AmWINS Group Inc.	4.875%	6/30/29	1,926	1,834
[4]	Antares Holdings LP	2.750%	1/15/27	23,011	21,866
[4]	Antares Holdings LP	7.950%	8/11/28	18,272	19,235
[4]	Antares Holdings LP	6.350%	10/23/29	11,721	11,683
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	25,438	24,714
	Aon North America Inc.	5.125%	3/1/27	14,476	14,676
	Aon North America Inc.	5.150%	3/1/29	48,331	49,339
	Ares Capital Corp.	2.150%	7/15/26	6,642	6,400
	Ares Capital Corp.	7.000%	1/15/27	36,676	37,655
	Ares Capital Corp.	2.875%	6/15/28	16,706	15,501
	Ares Capital Corp.	5.875%	3/1/29	38,531	38,872
	Ares Capital Corp.	5.950%	7/15/29	64,118	64,948
[4]	Ares Strategic Income Fund	5.700%	3/15/28	24,474	24,450
[4]	Ares Strategic Income Fund	6.350%	8/15/29	40,405	41,084
[9]	Argenta Spaarbank NV	5.375%	11/29/27	5,000	5,873
	Arthur J Gallagher & Co.	4.600%	12/15/27	16,440	16,552
	Arthur J Gallagher & Co.	4.850%	12/15/29	18,214	18,434
	Associated Banc-Corp	6.455%	8/29/30	4,746	4,772
	Assurant Inc.	4.900%	3/27/28	1,886	1,892
	Athene Holding Ltd.	4.125%	1/12/28	29,796	29,369
[9]	Athora Holding Ltd.	6.625%	6/16/28	9,397	11,462
[12]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	19,308	12,669
[6,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.524%	5/16/33	12,843	8,403
[9]	AXA SA	3.250%	5/28/49	17,276	19,406
[9]	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	3,700	4,241
	Banco Santander SA	5.294%	8/18/27	22,240	22,531
	Banco Santander SA	5.365%	7/15/28	52,600	53,548
	Banco Santander SA	6.607%	11/7/28	23,060	24,592
	Bank of America Corp.	1.734%	7/22/27	127,073	122,856
	Bank of America Corp.	5.933%	9/15/27	51,654	52,633
	Bank of America Corp.	3.824%	1/20/28	70,151	69,361
	Bank of America Corp.	2.551%	2/4/28	78,943	76,383
	Bank of America Corp.	3.705%	4/24/28	43,422	42,811
	Bank of America Corp.	4.376%	4/27/28	47,415	47,337
	Bank of America Corp.	4.948%	7/22/28	67,499	68,225
	Bank of America Corp.	6.204%	11/10/28	38,309	39,833
	Bank of America Corp.	3.419%	12/20/28	100,347	97,614
	Bank of America Corp.	3.970%	3/5/29	13,448	13,257
	Bank of America Corp.	5.202%	4/25/29	73,476	75,049
	Bank of America Corp.	2.087%	6/14/29	17,696	16,484
	Bank of America Corp.	4.271%	7/23/29	12,525	12,439
	Bank of America Corp.	3.194%	7/23/30	27,393	25,831
	Bank of America Corp.	5.162%	1/24/31	32,475	33,077

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Bank of Cyprus Pcl	2.500%	6/24/27	4,040	4,515
[9]	Bank of Cyprus Pcl	5.000%	5/2/29	5,707	6,722
	Bank of New York Mellon	4.729%	4/20/29	23,880	24,206
	Bank of New York Mellon Corp.	3.442%	2/7/28	20,013	19,734
	Bank of New York Mellon Corp.	4.543%	2/1/29	26,985	27,153
	Bank of New York Mellon Corp.	6.317%	10/25/29	8,197	8,706
	Bank of New York Mellon Corp.	4.975%	3/14/30	21,556	22,004
	Bank of Nova Scotia	5.250%	6/12/28	19,800	20,347
	Bank of Nova Scotia	5.130%	2/14/31	22,733	23,078
[9]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	15,200	16,810
	Barclays plc	5.200%	5/12/26	26,534	26,580
	Barclays plc	5.829%	5/9/27	54,862	55,428
	Barclays plc	6.496%	9/13/27	9,132	9,338
	Barclays plc	2.279%	11/24/27	9,426	9,081
	Barclays plc	5.674%	3/12/28	20,607	21,017
	Barclays plc	4.836%	5/9/28	5,629	5,616
	Barclays plc	5.501%	8/9/28	23,920	24,295
	Barclays plc	4.837%	9/10/28	9,461	9,472
	Barclays plc	7.385%	11/2/28	45,712	48,497
	Barclays plc	5.086%	2/25/29	35,832	36,073
	Barclays plc	4.972%	5/16/29	33,221	33,376
	Barclays plc	6.490%	9/13/29	45,243	47,626
	Barclays plc	5.690%	3/12/30	59,351	61,025
	Barclays plc	4.942%	9/10/30	26,283	26,264
[10]	Barclays plc	3.750%	11/22/30	4,177	5,493
	Barclays plc	5.367%	2/25/31	54,074	54,791
[9]	Bayerische Landesbank	1.000%	9/23/31	4,600	5,044
[9]	Blackstone Private Credit Fund	1.750%	11/30/26	6,000	6,658
	Blackstone Secured Lending Fund	5.350%	4/13/28	36,439	36,358
	Blue Owl Capital Corp.	3.400%	7/15/26	18,372	17,857
	Blue Owl Capital Corp.	5.950%	3/15/29	57,961	57,531
[4]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	22,750	22,547
[9]	BNP Paribas SA	0.875%	7/11/30	11,800	12,139
[4]	BNP Paribas SA	5.283%	11/19/30	8,410	8,508
	BNP Paribas SA	5.085%	5/9/31	36,620	36,561
[10]	BNP Paribas SA	2.000%	5/24/31	13,000	16,727
[9]	BNP Paribas SA	1.125%	1/15/32	9,300	10,149
[9]	BNP Paribas SA	2.500%	3/31/32	2,600	2,904
[9]	BNP Paribas SA	0.875%	8/31/33	8,700	9,056
[6]	BNP Paribas SA, SOFR + 1.450%	4.850%	5/9/29	34,850	34,824
[4]	Boost Newco Borrower LLC	7.500%	1/15/31	815	859
[10]	BPCE SA	5.250%	4/16/29	9,300	12,320
[10]	BPCE SA	2.500%	11/30/32	11,300	13,962
[10]	BUPA Finance plc	5.000%	12/8/26	271	360
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	14,569	14,830
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	34,617	34,856
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	23,900	24,115
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	36,534	37,475
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	26,283	26,193
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	18,197	18,560
	Capital One Financial Corp.	3.750%	3/9/27	22,257	21,980
	Capital One Financial Corp.	7.149%	10/29/27	13,061	13,515
	Capital One Financial Corp.	1.878%	11/2/27	30,637	29,389
	Capital One Financial Corp.	3.800%	1/31/28	22,780	22,340
	Capital One Financial Corp.	5.468%	2/1/29	16,136	16,445
	Capital One Financial Corp.	6.312%	6/8/29	104,361	108,754
	Capital One Financial Corp.	5.700%	2/1/30	56,285	57,670
	Capital One Financial Corp.	3.273%	3/1/30	23,141	21,800
	Capital One Financial Corp.	5.463%	7/26/30	136,964	139,182
	Charles Schwab Corp.	2.450%	3/3/27	40,790	39,562
	Charles Schwab Corp.	3.300%	4/1/27	19,149	18,831
	Charles Schwab Corp.	2.000%	3/20/28	1,088	1,024
	Charles Schwab Corp.	5.643%	5/19/29	61,098	63,333
	Charles Schwab Corp.	6.196%	11/17/29	58,053	61,607
	Chubb INA Holdings LLC	4.650%	8/15/29	70,879	72,053
[4]	Citadel Finance LLC	5.900%	2/10/30	24,678	24,515
	Citibank NA	4.876%	11/19/27	32,747	32,969
	Citibank NA	5.803%	9/29/28	27,289	28,560
	Citibank NA	4.838%	8/6/29	58,431	59,471
	Citigroup Inc.	3.400%	5/1/26	12,966	12,842

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	3.200%	10/21/26	47,786	47,010
	Citigroup Inc.	4.300%	11/20/26	24,778	24,706
	Citigroup Inc.	4.450%	9/29/27	31,432	31,339
	Citigroup Inc.	3.887%	1/10/28	24,015	23,760
	Citigroup Inc.	3.070%	2/24/28	31,288	30,502
	Citigroup Inc.	3.668%	7/24/28	32,889	32,268
	Citigroup Inc.	4.125%	7/25/28	4,462	4,409
	Citigroup Inc.	3.520%	10/27/28	15,226	14,847
	Citigroup Inc.	4.786%	3/4/29	22,737	22,850
	Citigroup Inc.	4.075%	4/23/29	8,145	8,051
	Citigroup Inc.	3.980%	3/20/30	11,387	11,077
	Citigroup Inc.	4.542%	9/19/30	93,736	92,794
	Citigroup Inc.	2.976%	11/5/30	7,737	7,175
	Citigroup Inc.	2.666%	1/29/31	17,887	16,236
	Citigroup Inc.	4.412%	3/31/31	28,705	28,179
	Citizens Financial Group Inc.	5.253%	3/5/31	19,258	19,271
[10]	Close Brothers Finance plc	2.750%	10/19/26	8,526	10,871
[10]	Close Brothers Finance plc	1.625%	12/3/30	5,923	6,259
	CNO Financial Group Inc.	5.250%	5/30/29	14,962	14,975
	Comerica Inc.	5.982%	1/30/30	18,206	18,426
[6,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.748%	1/14/27	18,320	11,754
[6,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.467%	8/20/31	34,900	22,365
[6,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	5.910%	9/10/30	7,100	4,559
[6,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.946%	10/25/33	9,120	5,917
	Cooperatieve Rabobank UA	3.750%	7/21/26	45,685	45,191
	Corebridge Financial Inc.	3.650%	4/5/27	80,040	78,846
	Corebridge Financial Inc.	3.850%	4/5/29	15,521	15,044
[9]	Credit Agricole Assurances SA	2.625%	1/29/48	16,400	18,044
[9]	Credit Agricole SA	2.625%	3/17/27	2,409	2,720
[4]	Credit Agricole SA	4.631%	9/11/28	16,497	16,481
[4]	Danske Bank A/S	5.427%	3/1/28	49,375	50,172
[4]	Danske Bank A/S	5.705%	3/1/30	54,824	56,582
[9]	Danske Bank A/S	1.000%	5/15/31	4,272	4,752
	Deutsche Bank AG	7.146%	7/13/27	54,577	55,994
	Deutsche Bank AG	2.311%	11/16/27	41,969	40,411
	Deutsche Bank AG	2.552%	1/7/28	3,765	3,628
	Deutsche Bank AG	5.706%	2/8/28	29,634	30,081
	Deutsche Bank AG	5.373%	1/10/29	27,298	27,655
	Deutsche Bank AG	6.720%	1/18/29	31,959	33,496
	Deutsche Bank AG	6.819%	11/20/29	43,633	46,348
	Deutsche Bank AG	4.999%	9/11/30	35,642	35,683
[9]	Deutsche Bank AG	5.625%	5/19/31	7,400	8,515
	Discover Bank	5.974%	8/9/28	13,716	14,050
[4]	DNB Bank ASA	4.853%	11/5/30	27,327	27,586
[13]	DPS Lehman Brothers Holdings	1.000%	8/19/65	9,410	1
	Eaton Vance Corp.	3.500%	4/6/27	132	130
[9]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	5,127	5,767
	Equitable Holdings Inc.	4.350%	4/20/28	13,721	13,661
[4]	F&G Global Funding	1.750%	6/30/26	17,702	17,150
	Fidelity National Financial Inc.	4.500%	8/15/28	480	474
[9]	Fidelity National Information Services Inc.	1.000%	12/3/28	11,288	11,858
	Fifth Third Bancorp	2.550%	5/5/27	9,564	9,202
	Fifth Third Bancorp	1.707%	11/1/27	59,847	57,256
	Fifth Third Bancorp	3.950%	3/14/28	36,114	35,615
	Fifth Third Bancorp	6.361%	10/27/28	72,951	75,797
	Fifth Third Bancorp	6.339%	7/27/29	117,020	122,636
	Fifth Third Bancorp	4.772%	7/28/30	25,240	25,177
	Fifth Third Bancorp	4.895%	9/6/30	34,503	34,421
	Fiserv Inc.	3.200%	7/1/26	48,230	47,581
	Fiserv Inc.	5.150%	3/15/27	45,684	46,202
	Fiserv Inc.	5.450%	3/2/28	36,111	36,979
	Fiserv Inc.	5.375%	8/21/28	27,403	28,105
	Fiserv Inc.	3.500%	7/1/29	46,063	43,906
	Fiserv Inc.	4.750%	3/15/30	47,766	47,716
	GATX Corp.	3.250%	9/15/26	16,049	15,749
	GATX Corp.	5.400%	3/15/27	20,104	20,388
	GATX Corp.	3.850%	3/30/27	9,113	8,985
	GATX Corp.	4.550%	11/7/28	1,485	1,484
	GATX Corp.	4.700%	4/1/29	3,480	3,480
[9]	Generali	5.500%	10/27/47	4,367	5,178

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GGAM Finance Ltd.	8.000%	2/15/27	2,089	2,143
[4]	GGAM Finance Ltd.	8.000%	6/15/28	1,377	1,441
[4]	Global Atlantic Fin Co.	4.400%	10/15/29	9,782	9,427
[4]	Global Atlantic Fin Co.	3.125%	6/15/31	9,113	7,971
	Global Payments Inc.	2.150%	1/15/27	75,107	71,980
	Goldman Sachs Bank USA	5.414%	5/21/27	63,945	64,541
	Goldman Sachs Group Inc.	1.542%	9/10/27	32,177	30,895
	Goldman Sachs Group Inc.	1.948%	10/21/27	61,126	58,887
	Goldman Sachs Group Inc.	2.640%	2/24/28	57,976	56,066
	Goldman Sachs Group Inc.	3.615%	3/15/28	54,306	53,438
	Goldman Sachs Group Inc.	3.691%	6/5/28	24,069	23,683
	Goldman Sachs Group Inc.	4.482%	8/23/28	33,126	33,103
	Goldman Sachs Group Inc.	6.484%	10/24/29	36,448	38,664
	Goldman Sachs Group Inc.	5.727%	4/25/30	42,489	44,043
	Goldman Sachs Group Inc.	4.692%	10/23/30	33,582	33,502
	Goldman Sachs Group Inc.	5.207%	1/28/31	77,347	78,629
	Goldman Sachs Group Inc.	5.218%	4/23/31	23,880	24,321
	Golub Capital BDC Inc.	7.050%	12/5/28	28,399	29,591
[4]	Golub Capital Private Credit Fund	5.875%	5/1/30	27,430	26,882
[9]	Grenke Finance plc	5.750%	7/6/29	1,000	1,160
[9]	Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	9,300	10,722
[9]	Helvetia Europe SA	2.750%	9/30/41	500	524
	Horace Mann Educators Corp.	7.250%	9/15/28	3,646	3,913
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	3,515	3,612
	HPS Corporate Lending Fund	5.450%	1/14/28	70,260	70,229
	HPS Corporate Lending Fund	6.750%	1/30/29	14,735	15,181
	HSBC Holdings plc	5.887%	8/14/27	19,122	19,419
	HSBC Holdings plc	4.041%	3/13/28	38,242	37,868
	HSBC Holdings plc	5.597%	5/17/28	47,999	48,840
	HSBC Holdings plc	4.755%	6/9/28	42,586	42,677
	HSBC Holdings plc	5.210%	8/11/28	13,574	13,735
	HSBC Holdings plc	2.013%	9/22/28	9,160	8,613
	HSBC Holdings plc	7.390%	11/3/28	57,401	61,041
	HSBC Holdings plc	5.130%	11/19/28	39,903	40,307
	HSBC Holdings plc	4.899%	3/3/29	45,545	45,754
	HSBC Holdings plc	6.161%	3/9/29	38,927	40,370
	HSBC Holdings plc	4.583%	6/19/29	15,246	15,182
	HSBC Holdings plc	2.206%	8/17/29	41,109	37,949
	HSBC Holdings plc	5.546%	3/4/30	36,539	37,451
	HSBC Holdings plc	3.973%	5/22/30	104,165	100,650
	HSBC Holdings plc	5.286%	11/19/30	47,121	47,851
	HSBC Holdings plc	5.130%	3/3/31	36,382	36,658
[9]	HSBC Holdings plc	6.364%	11/16/32	8,543	10,346
	Huntington Bancshares Inc.	4.443%	8/4/28	20,991	20,855
	Huntington Bancshares Inc.	6.208%	8/21/29	91,935	95,533
	Huntington Bancshares Inc.	5.272%	1/15/31	38,362	38,641
	Huntington National Bank	4.871%	4/12/28	51,514	51,724
	Huntington National Bank	4.552%	5/17/28	5,848	5,834
	Huntington National Bank	5.650%	1/10/30	8,190	8,452
	ING Groep NV	1.726%	4/1/27	10,176	9,914
	ING Groep NV	6.083%	9/11/27	9,138	9,320
	ING Groep NV	4.550%	10/2/28	13,692	13,686
	Intercontinental Exchange Inc.	4.000%	9/15/27	39,631	39,441
	Intercontinental Exchange Inc.	3.625%	9/1/28	80,958	79,327
	Jefferies Financial Group Inc.	5.875%	7/21/28	18,282	18,771
	Jefferies Financial Group Inc.	4.150%	1/23/30	9,500	9,152
	JPMorgan Chase & Co.	1.578%	4/22/27	66,109	64,277
	JPMorgan Chase & Co.	1.470%	9/22/27	39,789	38,203
	JPMorgan Chase & Co.	5.040%	1/23/28	25,476	25,720
	JPMorgan Chase & Co.	3.782%	2/1/28	49,387	48,857
	JPMorgan Chase & Co.	2.947%	2/24/28	4,702	4,581
	JPMorgan Chase & Co.	5.571%	4/22/28	35,295	36,119
	JPMorgan Chase & Co.	4.323%	4/26/28	78,596	78,512
	JPMorgan Chase & Co.	3.540%	5/1/28	15,652	15,367
	JPMorgan Chase & Co.	2.182%	6/1/28	50,660	48,465
	JPMorgan Chase & Co.	4.979%	7/22/28	38,059	38,514
	JPMorgan Chase & Co.	4.851%	7/25/28	4,571	4,620
	JPMorgan Chase & Co.	4.505%	10/22/28	33,116	33,208
	JPMorgan Chase & Co.	4.005%	4/23/29	46,401	45,969
	JPMorgan Chase & Co.	2.069%	6/1/29	17,810	16,613

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.203%	7/23/29	33,810	33,547
	JPMorgan Chase & Co.	5.299%	7/24/29	18,272	18,727
	JPMorgan Chase & Co.	6.087%	10/23/29	22,866	24,028
	JPMorgan Chase & Co.	5.012%	1/23/30	33,639	34,199
	JPMorgan Chase & Co.	5.581%	4/22/30	63,955	66,280
	JPMorgan Chase & Co.	3.702%	5/6/30	27,407	26,502
	JPMorgan Chase & Co.	4.565%	6/14/30	18,218	18,201
	JPMorgan Chase & Co.	4.995%	7/22/30	111,228	112,862
	JPMorgan Chase & Co.	4.603%	10/22/30	40,880	40,813
	JPMorgan Chase & Co.	5.140%	1/24/31	84,277	85,946
	JPMorgan Chase & Co.	4.493%	3/24/31	19,130	18,993
	JPMorgan Chase & Co.	5.103%	4/22/31	23,880	24,322
	KeyCorp	2.550%	10/1/29	12,053	10,941
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	3,869	3,853
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	395	408
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,077
	Lloyds Banking Group plc	3.750%	1/11/27	22,709	22,451
	Lloyds Banking Group plc	1.627%	5/11/27	17,518	16,979
	Lloyds Banking Group plc	5.985%	8/7/27	27,478	27,912
	Lloyds Banking Group plc	3.750%	3/18/28	9,208	9,067
[6,12]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.114%	3/17/29	18,860	12,248
	LPL Holdings Inc.	5.700%	5/20/27	13,702	13,974
	LPL Holdings Inc.	6.750%	11/17/28	8,069	8,578
	LPL Holdings Inc.	5.200%	3/15/30	33,316	33,622
[4]	Lseg US Fin Corp.	4.875%	3/28/27	18,140	18,329
	M&T Bank Corp.	4.553%	8/16/28	94,851	94,416
	M&T Bank Corp.	7.413%	10/30/29	97,224	104,608
[12]	Macquarie Bank Ltd.	6.082%	6/7/32	2,750	1,803
[6,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.664%	6/17/31	13,210	8,477
[6,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.811%	6/7/32	4,650	3,047
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	11,323	10,984
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	93,609	93,941
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	91,081	91,877
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	60,403	58,320
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	25,381	24,362
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	44,364	42,780
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	17,655	17,849
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	3,840	3,917
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	33,904	34,748
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	25,466	25,972
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	19,971	20,398
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	47,534	48,435
	Mizuho Financial Group Inc.	5.667%	5/27/29	17,918	18,475
	Morgan Stanley	4.350%	9/8/26	39,040	38,950
	Morgan Stanley	3.950%	4/23/27	17,157	17,013
	Morgan Stanley	1.593%	5/4/27	52,047	50,535
	Morgan Stanley	1.512%	7/20/27	63,262	61,080
	Morgan Stanley	2.475%	1/21/28	70,940	68,551
	Morgan Stanley	5.652%	4/13/28	40,611	41,485
	Morgan Stanley	4.210%	4/20/28	27,622	27,475
[6]	Morgan Stanley	3.591%	7/22/28	38,296	37,475
	Morgan Stanley	6.296%	10/18/28	76,066	79,242
	Morgan Stanley	3.772%	1/24/29	24,678	24,236
	Morgan Stanley	5.123%	2/1/29	45,275	45,992
	Morgan Stanley	5.164%	4/20/29	116,044	118,172
	Morgan Stanley	5.449%	7/20/29	28,281	29,008
	Morgan Stanley	6.407%	11/1/29	22,838	24,170
	Morgan Stanley	5.173%	1/16/30	24,394	24,840
[9]	Morgan Stanley	3.790%	3/21/30	11,771	13,652
	Morgan Stanley	5.656%	4/18/30	63,955	66,162
	Morgan Stanley	5.042%	7/19/30	145,920	147,530
	Morgan Stanley	4.654%	10/18/30	63,822	63,606
	Morgan Stanley	5.230%	1/15/31	57,552	58,656
	Morgan Stanley	5.192%	4/17/31	56,140	57,136
[9]	Morgan Stanley	3.521%	5/22/31	6,200	7,074
	Morgan Stanley Bank NA	4.447%	10/15/27	13,664	13,682
	Morgan Stanley Bank NA	4.952%	1/14/28	35,480	35,770
	Morgan Stanley Bank NA	5.504%	5/26/28	27,109	27,639
	Morgan Stanley Bank NA	4.968%	7/14/28	74,051	74,726
	Morgan Stanley Bank NA	5.016%	1/12/29	87,230	88,491

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nasdaq Inc.	5.350%	6/28/28	37,867	38,891
	National Bank of Canada	5.600%	12/18/28	18,282	18,955
	National Bank of Canada	4.500%	10/10/29	18,216	18,128
[4]	National Securities Clearing Corp.	4.900%	6/26/29	54,786	55,758
[4]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	5,041	5,006
	NatWest Group plc	1.642%	6/14/27	20,540	19,857
	NatWest Group plc	5.583%	3/1/28	28,039	28,516
	NatWest Group plc	3.073%	5/22/28	10,295	9,991
	NatWest Group plc	5.516%	9/30/28	9,208	9,391
	NatWest Group plc	4.892%	5/18/29	10,006	10,068
	NatWest Group plc	5.076%	1/27/30	19,155	19,311
	NatWest Group plc	4.445%	5/8/30	5,482	5,404
[10]	NatWest Group plc	3.622%	8/14/30	8,733	11,629
	NatWest Group plc	4.964%	8/15/30	54,169	54,427
[10]	NatWest Group plc	2.105%	11/28/31	23,431	29,799
[9]	NIBC Bank NV	6.000%	11/16/28	9,300	11,584
[9]	NIBC Bank NV	4.500%	6/12/35	3,200	3,655
	NMI Holdings Inc.	6.000%	8/15/29	9,136	9,246
	Nomura Holdings Inc.	5.594%	7/2/27	43,355	44,173
	Nomura Holdings Inc.	5.386%	7/6/27	15,567	15,789
	Nomura Holdings Inc.	5.842%	1/18/28	15,482	15,929
	Nomura Holdings Inc.	6.070%	7/12/28	20,050	20,856
	Nomura Holdings Inc.	3.103%	1/16/30	13,602	12,579
	Northern Trust Corp.	3.375%	5/8/32	24,603	23,778
[4]	Nuveen LLC	5.550%	1/15/30	13,707	14,215
	OneMain Finance Corp.	3.875%	9/15/28	1,264	1,170
	OneMain Finance Corp.	6.625%	5/15/29	3,679	3,694
[4]	Panther Escrow Issuer LLC	7.125%	6/1/31	2,298	2,359
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	32,016	32,375
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	12,672	12,819
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/27	8,418	8,379
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,860	1,912
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	22,700	23,603
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/30	22,988	23,339
	PNC Bank NA	2.700%	10/22/29	25,571	23,512
	PNC Financial Services Group Inc.	6.615%	10/20/27	27,295	28,109
	PNC Financial Services Group Inc.	5.582%	6/12/29	158,719	163,636
	PNC Financial Services Group Inc.	5.492%	5/14/30	130,682	134,385
	PNC Financial Services Group Inc.	5.222%	1/29/31	47,601	48,703
	Principal Financial Group Inc.	3.100%	11/15/26	5,634	5,517
	Principal Financial Group Inc.	3.700%	5/15/29	7,097	6,872
	Progressive Corp.	3.200%	3/26/30	8,768	8,321
[9]	Raiffeisen Bank International AG	2.875%	6/18/32	8,600	9,496
[9]	Raiffeisen Bank International AG	1.375%	6/17/33	8,300	8,701
	Regions Financial Corp.	5.722%	6/6/30	147,608	150,865
	RenaissanceRe Finance Inc.	3.450%	7/1/27	14,780	14,480
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	3,874	3,740
[10]	Rothesay Life plc	3.375%	7/12/26	10,121	13,233
	Royal Bank of Canada	3.625%	5/4/27	16,729	16,569
	Royal Bank of Canada	5.069%	7/23/27	53,185	53,619
	Royal Bank of Canada	4.510%	10/18/27	29,672	29,707
	Royal Bank of Canada	6.000%	11/1/27	45,845	47,731
	Royal Bank of Canada	4.900%	1/12/28	24,451	24,867
	Royal Bank of Canada	4.522%	10/18/28	90,886	91,067
	Royal Bank of Canada	4.965%	1/24/29	107,749	109,269
	Royal Bank of Canada	4.969%	8/2/30	104,228	105,555
	Royal Bank of Canada	4.650%	10/18/30	56,624	56,542
	Royal Bank of Canada	5.153%	2/4/31	124,064	126,253
[4]	Ryan Specialty LLC	5.875%	8/1/32	807	799
	Santander UK Group Holdings plc	6.833%	11/21/26	46,395	46,866
[9]	SCOR SE	3.000%	6/8/46	4,400	4,961
	Sixth Street Lending Partners	6.500%	3/11/29	37,099	37,736
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,208	8,896
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	27,173	28,257
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	13,655	13,824
[9]	Skandinaviska Enskilda Banken AB	5.000%	8/17/33	8,838	10,487
[4]	Societe Generale SA	5.500%	4/13/29	13,375	13,585
[4]	Standard Chartered plc	5.545%	1/21/29	13,650	13,907
[4]	Starwood Property Trust Inc.	7.250%	4/1/29	395	410
[4]	Starwood Property Trust Inc.	6.000%	4/15/30	1,480	1,467

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Starwood Property Trust Inc.	6.500%	10/15/30	1,610	1,624
	State Street Bank & Trust Co.	4.782%	11/23/29	45,569	46,330
	State Street Corp.	4.543%	4/24/28	9,505	9,572
	State Street Corp.	4.834%	4/24/30	12,135	12,312
	State Street Corp.	3.031%	11/1/34	34,584	31,576
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	20,446	20,809
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	37,078	36,356
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	45,503	43,737
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	22,102	21,811
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	18,415	17,763
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	31,504	32,440
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	7,287	7,143
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	13,745	14,308
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	12,027	11,087
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	30,706	31,523
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	17,940	18,384
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	14,713	12,992
[4]	Swedbank AB	4.998%	11/20/29	24,765	25,265
[9]	Swedbank AB	3.625%	8/23/32	7,784	8,924
	Synovus Bank	5.625%	2/15/28	20,203	20,271
	Synovus Financial Corp.	6.168%	11/1/30	63,987	64,475
[9]	Talanx AG	2.250%	12/5/47	14,300	15,734
	Toronto-Dominion Bank	4.568%	12/17/26	18,216	18,287
	Toronto-Dominion Bank	5.156%	1/10/28	35,253	35,991
	Toronto-Dominion Bank	4.861%	1/31/28	99,282	100,683
	Toronto-Dominion Bank	5.523%	7/17/28	18,984	19,665
	Toronto-Dominion Bank	4.783%	12/17/29	64,296	64,911
	Toronto-Dominion Bank	3.625%	9/15/31	10,441	10,234
	Truist Financial Corp.	6.047%	6/8/27	7,196	7,314
	Truist Financial Corp.	4.873%	1/26/29	45,562	45,874
	Truist Financial Corp.	7.161%	10/30/29	33,512	36,186
	Truist Financial Corp.	5.435%	1/24/30	12,119	12,380
	UBS AG	5.000%	7/9/27	54,897	55,737
	UBS AG	7.500%	2/15/28	31,162	33,712
	UBS AG	5.650%	9/11/28	80,498	83,663
[4]	UBS Group AG	4.282%	1/9/28	49,651	49,201
[4]	UBS Group AG	4.253%	3/23/28	14,020	13,878
[4]	UBS Group AG	5.428%	2/8/30	132,037	135,033
[4]	UBS Group AG	3.126%	8/13/30	9,492	8,878
[4]	UBS Group AG	5.617%	9/13/30	75,487	77,744
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	6,476	6,446
	US Bancorp	4.548%	7/22/28	82,185	82,382
	US Bancorp	4.653%	2/1/29	36,997	37,115
	US Bancorp	5.775%	6/12/29	52,371	54,164
	US Bancorp	5.384%	1/23/30	22,211	22,739
	US Bancorp	5.100%	7/23/30	29,542	30,003
	US Bancorp	5.046%	2/12/31	90,956	92,036
	US Bank NA	4.507%	10/22/27	50,721	50,745
[4]	UWM Holdings LLC	6.625%	2/1/30	703	697
	Verisk Analytics Inc.	4.125%	3/15/29	8,518	8,396
[10]	Virgin Money UK plc	4.000%	9/3/27	7,315	9,632
	Voya Financial Inc.	3.650%	6/15/26	11,291	11,179
[14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	1
	Wells Fargo & Co.	4.100%	6/3/26	41,156	41,018
	Wells Fargo & Co.	3.000%	10/23/26	12,518	12,285
	Wells Fargo & Co.	4.300%	7/22/27	24,313	24,295
	Wells Fargo & Co.	4.900%	1/24/28	17,759	17,874
	Wells Fargo & Co.	3.526%	3/24/28	81,918	80,531
	Wells Fargo & Co.	5.707%	4/22/28	27,403	28,014
	Wells Fargo & Co.	3.584%	5/22/28	89,503	87,883
	Wells Fargo & Co.	2.393%	6/2/28	61,461	58,900
	Wells Fargo & Co.	4.808%	7/25/28	58,544	58,915
	Wells Fargo & Co.	5.574%	7/25/29	80,593	82,929
	Wells Fargo & Co.	6.303%	10/23/29	18,272	19,292
	Wells Fargo & Co.	5.198%	1/23/30	36,401	37,139
	Wells Fargo & Co.	2.879%	10/30/30	13,669	12,668
	Wells Fargo & Co.	5.244%	1/24/31	69,991	71,422
	Wells Fargo & Co.	4.478%	4/4/31	47,750	47,100
	Westpac Banking Corp.	4.322%	11/23/31	26,499	26,286
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.424%	11/11/27	32,200	20,879

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.443%	1/29/31	3,900	2,504
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	6.008%	4/3/34	6,700	4,318
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 2.300%	6.417%	6/23/33	4,700	3,072
	Willis North America Inc.	4.650%	6/15/27	18,415	18,483
	Willis North America Inc.	4.500%	9/15/28	11,875	11,866
	Willis North America Inc.	2.950%	9/15/29	11,613	10,815
					15,775,830
Health Care (8.2%)
[4]	1261229 BC Ltd.	10.000%	4/15/32	1,690	1,656
	AbbVie Inc.	4.800%	3/15/27	368,466	373,245
	AbbVie Inc.	4.800%	3/15/29	354,727	361,670
	AbbVie Inc.	3.200%	11/21/29	156,321	148,975
	Agilent Technologies Inc.	3.050%	9/22/26	1,899	1,863
	Agilent Technologies Inc.	4.200%	9/9/27	43,809	43,769
[4]	Alcon Finance Corp.	2.750%	9/23/26	18,367	17,885
	Amgen Inc.	2.200%	2/21/27	37,745	36,398
	Amgen Inc.	3.200%	11/2/27	9,791	9,552
	Amgen Inc.	5.150%	3/2/28	153,192	156,540
	Amgen Inc.	1.650%	8/15/28	17,774	16,333
	Amgen Inc.	2.450%	2/21/30	26,760	24,335
	Amgen Inc.	5.250%	3/2/30	27,405	28,177
	Astrazeneca Finance LLC	4.875%	3/3/28	43,439	44,422
	Astrazeneca Finance LLC	1.750%	5/28/28	9,070	8,460
	Astrazeneca Finance LLC	4.850%	2/26/29	68,516	69,988
	Baxter International Inc.	1.915%	2/1/27	172,955	165,478
	Baxter International Inc.	2.272%	12/1/28	58,085	53,572
	Baxter International Inc.	3.950%	4/1/30	28,063	27,064
	Becton Dickinson & Co.	3.700%	6/6/27	73,670	72,819
	Becton Dickinson & Co.	4.693%	2/13/28	19,648	19,782
	Becton Dickinson & Co.	4.874%	2/8/29	37,227	37,580
	Becton Dickinson & Co.	5.081%	6/7/29	22,833	23,246
	Bristol-Myers Squibb Co.	4.900%	2/22/29	25,419	26,036
	Cardinal Health Inc.	4.700%	11/15/26	54,653	54,919
	Cardinal Health Inc.	3.410%	6/15/27	932	916
	Cardinal Health Inc.	5.125%	2/15/29	36,543	37,329
	Cardinal Health Inc.	5.000%	11/15/29	45,541	46,269
	Cencora Inc.	3.450%	12/15/27	35,499	34,725
	Cencora Inc.	4.625%	12/15/27	16,450	16,569
	Cencora Inc.	4.850%	12/15/29	17,418	17,613
	Centene Corp.	4.250%	12/15/27	6,669	6,515
	Centene Corp.	2.450%	7/15/28	18,143	16,684
	Centene Corp.	4.625%	12/15/29	95,622	92,208
	Centene Corp.	3.375%	2/15/30	43,838	39,987
[4]	Charles River Laboratories International Inc.	4.000%	3/15/31	1,560	1,371
[4]	CHS / Community Health Systems Inc.	5.625%	3/15/27	2,442	2,381
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/32	3,822	3,948
	Cigna Group	3.400%	3/1/27	34,377	33,815
	Cigna Group	4.375%	10/15/28	29,871	29,807
	CVS Health Corp.	2.875%	6/1/26	97,192	95,408
	CVS Health Corp.	3.000%	8/15/26	39,836	39,057
	CVS Health Corp.	3.625%	4/1/27	94,120	92,575
	CVS Health Corp.	1.300%	8/21/27	47,233	43,902
	CVS Health Corp.	4.300%	3/25/28	80,438	79,866
	CVS Health Corp.	5.000%	1/30/29	36,164	36,544
	CVS Health Corp.	5.400%	6/1/29	53,167	54,537
	CVS Health Corp.	3.250%	8/15/29	45,949	43,312
	CVS Health Corp.	5.125%	2/21/30	24,947	25,221
[4]	DaVita Inc.	4.625%	6/1/30	1,287	1,197
	Elevance Health Inc.	4.101%	3/1/28	34,842	34,625
	Elevance Health Inc.	5.150%	6/15/29	21,908	22,444
	Elevance Health Inc.	2.875%	9/15/29	6,862	6,423
	Elevance Health Inc.	4.750%	2/15/30	36,162	36,438
[4]	Endo Finance Holdings Inc.	8.500%	4/15/31	343	357
	GE HealthCare Technologies Inc.	5.650%	11/15/27	110,125	113,259
	GE HealthCare Technologies Inc.	4.800%	8/14/29	14,157	14,262
	GE HealthCare Technologies Inc.	5.857%	3/15/30	60,164	63,043
	Gilead Sciences Inc.	2.950%	3/1/27	6,706	6,580
	Gilead Sciences Inc.	4.800%	11/15/29	45,545	46,350
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	46,131	45,893

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.250%	6/15/26	61,124	61,295
	HCA Inc.	4.500%	2/15/27	54,660	54,591
	HCA Inc.	5.000%	3/1/28	14,062	14,224
	HCA Inc.	5.875%	2/1/29	9,127	9,425
	HCA Inc.	3.375%	3/15/29	4,655	4,436
	HCA Inc.	5.250%	3/1/30	20,114	20,425
[4]	Highmark Inc.	1.450%	5/10/26	47,794	45,816
	Humana Inc.	5.750%	3/1/28	24,879	25,620
	Illumina Inc.	4.650%	9/9/26	17,522	17,522
	McKesson Corp.	3.950%	2/16/28	25,011	24,775
	McKesson Corp.	4.900%	7/15/28	15,743	16,087
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	551	555
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	1,965	1,854
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	304,725	307,222
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	12,238	11,968
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	11,527	10,551
	Quest Diagnostics Inc.	3.450%	6/1/26	6,455	6,397
	Quest Diagnostics Inc.	4.600%	12/15/27	18,253	18,400
	Quest Diagnostics Inc.	4.200%	6/30/29	9,612	9,520
	Quest Diagnostics Inc.	4.625%	12/15/29	19,608	19,692
	Revvity Inc.	3.300%	9/15/29	13,664	12,872
[4]	Roche Holdings Inc.	4.790%	3/8/29	83,255	84,996
	Royalty Pharma plc	1.750%	9/2/27	25,604	24,020
[4]	Star Parent Inc.	9.000%	10/1/30	1,750	1,770
	Stryker Corp.	3.650%	3/7/28	719	707
	Stryker Corp.	4.250%	9/11/29	21,784	21,665
	Stryker Corp.	4.850%	2/10/30	18,192	18,448
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	7,257	7,390
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	28,313	25,182
	Tenet Healthcare Corp.	4.250%	6/1/29	1,125	1,072
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	13,685	13,223
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	780	765
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	240	233
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	12,524	12,877
	UnitedHealth Group Inc.	3.875%	12/15/28	9,061	8,955
	UnitedHealth Group Inc.	4.250%	1/15/29	27,476	27,475
	Utah Acquisition Sub Inc.	3.950%	6/15/26	48,077	47,404
	Zimmer Biomet Holdings Inc.	4.700%	2/19/27	61,695	61,945
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	31,945	32,786
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	74,775	75,930
	Zoetis Inc.	3.000%	9/12/27	17,868	17,381
					4,282,665
Industrials (5.6%)
[4]	Air Canada	3.875%	8/15/26	5,092	4,998
	Allegion plc	3.500%	10/1/29	11,112	10,550
[4]	Allison Transmission Inc.	4.750%	10/1/27	1,700	1,673
[4]	American Airlines Inc.	7.250%	2/15/28	2,725	2,691
[4]	Atkore Inc.	4.250%	6/1/31	841	747
[12]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	25,200	15,396
[4]	BAE Systems plc	5.000%	3/26/27	29,244	29,609
[4]	BAE Systems plc	5.125%	3/26/29	47,554	48,554
	Boeing Co.	2.750%	2/1/26	118,355	116,331
	Boeing Co.	2.196%	2/4/26	354,766	347,572
	Boeing Co.	5.040%	5/1/27	6,693	6,738
	Boeing Co.	6.259%	5/1/27	22,192	22,862
	Boeing Co.	3.250%	2/1/28	22,866	22,017
	Boeing Co.	3.200%	3/1/29	33,207	31,348
	Boeing Co.	6.298%	5/1/29	65,792	69,235
	Boeing Co.	5.150%	5/1/30	21,199	21,400
	Boeing Co.	6.388%	5/1/31	23,898	25,501
[12]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/30	7,340	4,572
[4]	BWX Technologies Inc.	4.125%	6/30/28	4,807	4,632
	Canadian Pacific Railway Co.	1.750%	12/2/26	34,929	33,586
	Canadian Pacific Railway Co.	4.000%	6/1/28	23,625	23,460
	Canadian Pacific Railway Co.	2.050%	3/5/30	2,870	2,561
	Carrier Global Corp.	2.722%	2/15/30	20,080	18,545
	Caterpillar Financial Services Corp.	4.700%	11/15/29	63,767	64,941
[4]	Clean Harbors Inc.	4.875%	7/15/27	4,552	4,484
	CNH Industrial Capital LLC	1.450%	7/15/26	35,954	34,587

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNH Industrial Capital LLC	4.550%	4/10/28	18,034	18,002
	CNH Industrial Capital LLC	5.500%	1/12/29	22,847	23,458
	CSX Corp.	3.800%	3/1/28	14,006	13,887
[4]	Daimler Truck Finance North America LLC	4.950%	1/13/28	11,196	11,276
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	13,735	13,891
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/28	25,315	25,881
[4]	Daimler Truck Finance North America LLC	5.250%	1/13/30	62,374	63,288
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	84,781	84,040
	Embraer Netherlands Finance BV	6.950%	1/17/28	795	833
[4]	FedEx Corp.	3.400%	2/15/28	13,990	13,491
[9]	Fortive Corp.	3.700%	8/15/29	4,822	5,592
[4]	Gates Corp.	6.875%	7/1/29	2,926	2,973
	Hillenbrand Inc.	6.250%	2/15/29	2,530	2,519
	Honeywell International Inc.	4.875%	9/1/29	13,707	13,997
	Honeywell International Inc.	4.700%	2/1/30	22,736	22,998
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	29,715	28,850
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,132	1,961
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	44,044	44,910
	Ingersoll Rand Inc.	5.197%	6/15/27	50,629	51,369
	Ingersoll Rand Inc.	5.400%	8/14/28	5,657	5,817
	Ingersoll Rand Inc.	5.176%	6/15/29	36,179	36,893
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	1,605	1,479
	John Deere Capital Corp.	4.500%	1/16/29	37,834	38,247
	Keysight Technologies Inc.	5.350%	7/30/30	29,050	29,830
	L3Harris Technologies Inc.	3.850%	12/15/26	24,782	24,537
	L3Harris Technologies Inc.	5.400%	1/15/27	68,617	69,685
	L3Harris Technologies Inc.	4.400%	6/15/28	527	525
	L3Harris Technologies Inc.	5.050%	6/1/29	45,693	46,387
	L3Harris Technologies Inc.	2.900%	12/15/29	16,240	15,027
	Lennox International Inc.	1.700%	8/1/27	6,455	6,062
	Lockheed Martin Corp.	4.450%	5/15/28	17,759	17,936
	Lockheed Martin Corp.	4.500%	2/15/29	31,494	31,801
[12]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	30,830	19,186
[4]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	85,335	85,606
[4]	Mueller Water Products Inc.	4.000%	6/15/29	3,020	2,829
	Nordson Corp.	4.500%	12/15/29	36,448	36,144
	Northrop Grumman Corp.	3.200%	2/1/27	63,742	62,604
	Northrop Grumman Corp.	3.250%	1/15/28	96,156	93,580
	Northrop Grumman Corp.	4.600%	2/1/29	125,693	127,070
	Otis Worldwide Corp.	2.293%	4/5/27	1,159	1,116
	Otis Worldwide Corp.	5.250%	8/16/28	31,973	32,829
	Otis Worldwide Corp.	2.565%	2/15/30	24,794	22,651
[12]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	17,920	11,476
	Parker-Hannifin Corp.	3.250%	3/1/27	1,576	1,551
	Parker-Hannifin Corp.	4.250%	9/15/27	27,603	27,632
	Parker-Hannifin Corp.	3.250%	6/14/29	21,272	20,378
	Paychex Inc.	5.100%	4/15/30	12,890	13,092
[12]	Qantas Airways Ltd.	4.750%	10/12/26	10,090	6,481
[12]	Qantas Airways Ltd.	3.150%	9/27/28	9,160	5,549
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/31	916	896
	Regal Rexnord Corp.	6.050%	4/15/28	12,093	12,397
	RELX Capital Inc.	4.750%	3/27/30	23,900	24,177
	Republic Services Inc.	3.375%	11/15/27	18,509	18,172
	Republic Services Inc.	4.875%	4/1/29	23,103	23,520
	Republic Services Inc.	4.750%	7/15/30	14,340	14,563
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	1,202	1,141
	RTX Corp.	5.750%	11/8/26	43,500	44,340
	RTX Corp.	3.500%	3/15/27	36,923	36,385
	RTX Corp.	3.125%	5/4/27	22,911	22,393
	RTX Corp.	4.125%	11/16/28	3,380	3,353
	RTX Corp.	5.750%	1/15/29	22,990	24,024
	RTX Corp.	7.500%	9/15/29	5,970	6,639
	Ryder System Inc.	1.750%	9/1/26	23,056	22,208
	Ryder System Inc.	2.850%	3/1/27	29,427	28,534
	Ryder System Inc.	5.300%	3/15/27	20,161	20,431
	Ryder System Inc.	5.650%	3/1/28	9,160	9,432
	Ryder System Inc.	5.250%	6/1/28	14,893	15,217
	Ryder System Inc.	6.300%	12/1/28	59,370	62,553
	Ryder System Inc.	5.375%	3/15/29	31,978	32,765
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	13,384	12,530

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Airlines Co.	3.000%	11/15/26	6,455	6,277
	Southwest Airlines Co.	5.125%	6/15/27	53,896	54,044
	Southwest Airlines Co.	3.450%	11/16/27	9,947	9,654
	Spirit AeroSystems Inc.	4.600%	6/15/28	1,211	1,170
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	2,858	3,167
[4]	Stonepeak Nile Parent LLC	7.250%	3/15/32	248	252
[4]	TransDigm Inc.	6.750%	8/15/28	1,652	1,685
[4]	TransDigm Inc.	6.375%	3/1/29	8,824	8,996
[10]	Traton Finance Luxembourg SA	5.625%	1/16/29	17,200	23,004
[4]	Triumph Group Inc.	9.000%	3/15/28	1,942	2,039
	Tyco Electronics Group SA	3.125%	8/15/27	22,629	22,065
	Tyco Electronics Group SA	4.625%	2/1/30	14,340	14,431
[5]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	4/15/29	1,309	1,332
	Veralto Corp.	5.500%	9/18/26	34,939	35,429
	Veralto Corp.	5.350%	9/18/28	9,968	10,286
	Waste Management Inc.	1.150%	3/15/28	2,753	2,540
[4]	Waste Pro USA Inc.	7.000%	2/1/33	210	215
[4]	WESCO Distribution Inc.	6.375%	3/15/29	2,753	2,793
[4]	WESCO Distribution Inc.	6.375%	3/15/33	993	1,006
					2,941,861
Materials (2.1%)
	Air Products & Chemicals Inc.	4.600%	2/8/29	9,127	9,258
[4]	Alumina Pty Ltd.	6.125%	3/15/30	1,205	1,190
[4]	Amcor Flexibles North America Inc.	4.800%	3/17/28	42,843	43,147
[4]	Amcor Flexibles North America Inc.	5.100%	3/17/30	25,000	25,238
[4]	Anglo American Capital plc	4.500%	3/15/28	5,364	5,364
	Antofagasta plc	2.375%	10/14/30	7,122	6,137
	ArcelorMittal SA	6.550%	11/29/27	3,063	3,186
	Avery Dennison Corp.	4.875%	12/6/28	13,035	13,142
[4]	Berry Global Inc.	4.500%	2/15/26	2,236	2,235
[4]	Berry Global Inc.	4.875%	7/15/26	6,691	6,676
	Berry Global Inc.	1.650%	1/15/27	21,744	20,631
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	91,775	93,355
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	36,543	37,476
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	7,453	7,500
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/25	404	396
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	3,645	3,338
[4]	Chemours Co.	5.750%	11/15/28	2,896	2,623
[4]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	33,427	32,930
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/29	7,347	7,119
[4]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	1,030	1,054
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	26,394	25,813
	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	12,339	11,284
	Eastman Chemical Co.	4.500%	12/1/28	6,824	6,794
	Eastman Chemical Co.	5.000%	8/1/29	27,118	27,332
[4]	Element Solutions Inc.	3.875%	9/1/28	5,365	5,079
[4]	First Quantum Minerals Ltd.	9.375%	3/1/29	5,003	5,245
	Freeport Indonesia PT	4.763%	4/14/27	21,556	21,484
	Freeport-McMoRan Inc.	4.375%	8/1/28	16,638	16,455
	Freeport-McMoRan Inc.	4.250%	3/1/30	12,053	11,701
[4]	Georgia-Pacific LLC	0.950%	5/15/26	68,240	65,881
[4]	Georgia-Pacific LLC	2.100%	4/30/27	47,346	45,473
[4]	Glencore Funding LLC	4.907%	4/1/28	28,680	28,948
[4]	Glencore Funding LLC	5.371%	4/4/29	28,129	28,677
[4]	Graphic Packaging International LLC	4.750%	7/15/27	1,695	1,662
[4]	Graphic Packaging International LLC	3.500%	3/15/28	594	561
	GUSAP III LP	4.250%	1/21/30	7,261	6,918
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	1,329	1,304
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	24,212	24,188
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	2,483	2,391
[4]	Magnera Corp.	7.250%	11/15/31	4,192	3,963
	Mosaic Co.	5.375%	11/15/28	13,697	14,010
[4]	Novelis Corp.	3.250%	11/15/26	1,828	1,774
[4]	Novelis Corp.	6.875%	1/30/30	4,139	4,199
	Nucor Corp.	4.300%	5/23/27	9,208	9,230
	Nutrien Ltd.	4.500%	3/12/27	16,870	16,918
	Nutrien Ltd.	5.200%	6/21/27	36,529	37,083
	Nutrien Ltd.	4.900%	3/27/28	42,067	42,668
	Nutrien Ltd.	4.200%	4/1/29	13,702	13,536

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	6,196	6,475
	Owens Corning	5.500%	6/15/27	17,560	17,893
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	2,284	2,280
[4]	Quikrete Holdings Inc.	6.375%	3/1/32	3,176	3,197
[4]	Quikrete Holdings Inc.	6.750%	3/1/33	841	844
	Rio Tinto Finance USA plc	4.500%	3/14/28	28,740	28,942
	Rio Tinto Finance USA plc	4.875%	3/14/30	43,110	43,782
	RPM International Inc.	3.750%	3/15/27	35,898	35,379
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	5,207	5,241
	Sherwin-Williams Co.	4.550%	3/1/28	16,065	16,149
[4]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	31,845	32,246
[4]	SNF Group SACA	3.125%	3/15/27	9,962	9,484
	Suzano Austria GmbH	6.000%	1/15/29	42,376	43,229
	Vulcan Materials Co.	4.950%	12/1/29	12,319	12,436
	Westlake Corp.	3.600%	8/15/26	1,574	1,554
	WestRock MWV LLC	8.200%	1/15/30	17,285	19,766
[4]	WR Grace Holdings LLC	5.625%	8/15/29	1,615	1,432
	WRKCo Inc.	3.375%	9/15/27	15,121	14,711
	WRKCo Inc.	4.000%	3/15/28	6,826	6,717
					1,104,323
Real Estate (3.8%)
[10]	Akelius Residential Property AB	2.375%	8/15/25	25,572	33,780
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,596	1,579
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	26,412	24,191
	American Homes 4 Rent LP	4.900%	2/15/29	2,940	2,958
	American Tower Corp.	1.450%	9/15/26	32,658	31,336
	American Tower Corp.	3.375%	10/15/26	24,022	23,646
	American Tower Corp.	2.750%	1/15/27	27,450	26,677
	American Tower Corp.	3.550%	7/15/27	10,436	10,246
	American Tower Corp.	3.600%	1/15/28	6,597	6,454
	American Tower Corp.	5.800%	11/15/28	12,319	12,818
	American Tower Corp.	3.950%	3/15/29	28,619	27,906
	American Tower Corp.	2.900%	1/15/30	22,840	21,132
[9]	Aroundtown SA	0.000%	7/16/26	4,200	4,557
[9]	Aroundtown SA	0.375%	4/15/27	9,900	10,579
[9]	Aroundtown SA	1.450%	7/9/28	5,600	5,969
[9]	Aroundtown SA	4.800%	7/16/29	3,900	4,595
[10]	Aroundtown SA	3.625%	4/10/31	1,000	1,146
	AvalonBay Communities Inc.	2.950%	5/11/26	18,415	18,140
	AvalonBay Communities Inc.	2.900%	10/15/26	5,981	5,857
	AvalonBay Communities Inc.	1.900%	12/1/28	902	829
	AvalonBay Communities Inc.	2.300%	3/1/30	14,103	12,780
[9]	Balder Finland OYJ	2.000%	1/18/31	1,000	1,024
[9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	19,595	21,653
[9]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	8,873	9,687
[9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	14,368	15,319
[10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	1,899	2,327
[9]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	2,564	2,905
	Boston Properties LP	2.750%	10/1/26	16,111	15,626
	Boston Properties LP	6.750%	12/1/27	16,513	17,234
	Boston Properties LP	4.500%	12/1/28	6,594	6,484
	Boston Properties LP	3.400%	6/21/29	6,076	5,697
	Brixmor Operating Partnership LP	3.900%	3/15/27	9,198	9,080
	Brixmor Operating Partnership LP	2.250%	4/1/28	5,511	5,145
	Brixmor Operating Partnership LP	4.125%	5/15/29	21,799	21,226
	Camden Property Trust	5.850%	11/3/26	25,571	26,113
	Camden Property Trust	3.150%	7/1/29	9,542	9,027
	COPT Defense Properties LP	2.000%	1/15/29	17,204	15,392
	Crown Castle Inc.	3.700%	6/15/26	53,377	52,796
	Crown Castle Inc.	1.050%	7/15/26	53,836	51,555
	Crown Castle Inc.	4.000%	3/1/27	6,834	6,763
	Crown Castle Inc.	2.900%	3/15/27	18,443	17,887
	Crown Castle Inc.	3.650%	9/1/27	1,131	1,106
	Crown Castle Inc.	5.000%	1/11/28	41,660	41,993
	Crown Castle Inc.	3.800%	2/15/28	8,230	8,038
	Crown Castle Inc.	3.100%	11/15/29	9,986	9,275
	CubeSmart LP	3.125%	9/1/26	2,545	2,492
	CubeSmart LP	2.250%	12/15/28	37,263	34,239
	CubeSmart LP	4.375%	2/15/29	19,874	19,623

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Digital Dutch Finco BV	1.500%	3/15/30	3,513	3,657
	Digital Realty Trust LP	3.700%	8/15/27	14,930	14,745
	Digital Realty Trust LP	5.550%	1/15/28	68,768	70,650
	Digital Realty Trust LP	4.450%	7/15/28	4,220	4,208
	Digital Realty Trust LP	3.600%	7/1/29	62,668	60,296
	DOC DR LLC	4.300%	3/15/27	27,745	27,596
	DOC DR LLC	3.950%	1/15/28	6,103	6,011
[9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	9,000	9,838
	Equinix Inc.	1.450%	5/15/26	9,217	8,911
	Equinix Inc.	2.900%	11/18/26	17,257	16,843
	Equinix Inc.	1.800%	7/15/27	13,811	13,048
	Equinix Inc.	2.000%	5/15/28	9,113	8,498
	Equinix Inc.	3.200%	11/18/29	12,397	11,668
	ERP Operating LP	2.850%	11/1/26	7,561	7,400
	ERP Operating LP	4.150%	12/1/28	2,601	2,584
	ERP Operating LP	2.500%	2/15/30	10,006	9,128
	Essex Portfolio LP	3.625%	5/1/27	9,151	9,008
	Essex Portfolio LP	1.700%	3/1/28	8,315	7,702
	Essex Portfolio LP	3.000%	1/15/30	9,094	8,408
	Extra Space Storage LP	5.700%	4/1/28	45,758	47,212
	Extra Space Storage LP	4.000%	6/15/29	5,801	5,635
	Federal Realty OP LP	3.250%	7/15/27	9,186	8,923
	Federal Realty OP LP	3.200%	6/15/29	9,862	9,306
	Federal Realty OP LP	3.500%	6/1/30	3,052	2,877
[9]	Grand City Properties SA	0.125%	1/11/28	13,000	13,538
	Healthcare Realty Holdings LP	3.750%	7/1/27	18,325	17,926
	Healthcare Realty Holdings LP	3.100%	2/15/30	13,605	12,490
	Healthpeak OP LLC	1.350%	2/1/27	23,066	21,814
	Healthpeak OP LLC	2.125%	12/1/28	4,450	4,080
	Healthpeak OP LLC	3.500%	7/15/29	3,165	3,008
	Healthpeak OP LLC	3.000%	1/15/30	13,555	12,546
[9]	Heimstaden Bostad Treasury BV	1.625%	10/13/31	1,000	959
	Highwoods Realty LP	3.875%	3/1/27	21,692	21,204
	Highwoods Realty LP	4.125%	3/15/28	9,517	9,265
	Highwoods Realty LP	4.200%	4/15/29	14,582	13,927
	Highwoods Realty LP	3.050%	2/15/30	19,834	17,705
	Host Hotels & Resorts LP	3.375%	12/15/29	2,965	2,738
	Hudson Pacific Properties LP	5.950%	2/15/28	355	297
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	6,396	5,935
	Kilroy Realty LP	4.750%	12/15/28	32,127	31,316
	Kilroy Realty LP	4.250%	8/15/29	6,913	6,535
	Kimco Realty OP LLC	2.800%	10/1/26	6,890	6,729
	Kimco Realty OP LLC	3.800%	4/1/27	9,192	9,076
	Mid-America Apartments LP	1.100%	9/15/26	24,427	23,395
	Mid-America Apartments LP	3.600%	6/1/27	2,486	2,453
	Mid-America Apartments LP	3.950%	3/15/29	16,865	16,531
	Mid-America Apartments LP	2.750%	3/15/30	4,589	4,233
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	2,925	1,949
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/32	841	856
	NNN REIT Inc.	4.300%	10/15/28	1,416	1,402
	NNN REIT Inc.	2.500%	4/15/30	2,843	2,560
	Omega Healthcare Investors Inc.	4.500%	4/1/27	4,035	4,029
	Omega Healthcare Investors Inc.	4.750%	1/15/28	9,262	9,272
	Omega Healthcare Investors Inc.	3.625%	10/1/29	35,118	33,015
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	5,695	5,624
[9]	P3 Group Sarl	1.625%	1/26/29	9,872	10,444
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	1,287	1,287
[4]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	684	674
	Piedmont Operating Partnership LP	6.875%	7/15/29	14,362	14,656
	Prologis LP	2.125%	4/15/27	9,383	9,033
	Prologis LP	3.375%	12/15/27	10,062	9,864
	Prologis LP	4.875%	6/15/28	36,562	37,211
	Prologis LP	3.875%	9/15/28	299	295
	Public Storage Operating Co.	1.850%	5/1/28	28,370	26,523
	Public Storage Operating Co.	5.125%	1/15/29	15,842	16,325
	Realty Income Corp.	4.875%	6/1/26	89,076	89,400
	Realty Income Corp.	4.125%	10/15/26	42,314	42,173
[10]	Realty Income Corp.	1.875%	1/14/27	5,899	7,467
	Realty Income Corp.	3.000%	1/15/27	11,884	11,623
	Realty Income Corp.	3.200%	1/15/27	5,079	4,971

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	2.200%	6/15/28	6,854	6,417
	Realty Income Corp.	4.750%	2/15/29	27,374	27,600
	Realty Income Corp.	4.000%	7/15/29	9,132	8,919
[10]	Realty Income Corp.	5.000%	10/15/29	4,746	6,297
	Realty Income Corp.	3.400%	1/15/30	3,115	2,955
[9]	Realty Income Corp.	4.875%	7/6/30	10,401	12,650
	Regency Centers LP	3.600%	2/1/27	1,322	1,306
	Regency Centers LP	2.950%	9/15/29	2,876	2,693
	Sabra Health Care LP	5.125%	8/15/26	23,017	22,918
	Sabra Health Care LP	3.900%	10/15/29	23,782	22,321
	SBA Communications Corp.	3.875%	2/15/27	4,467	4,375
	Service Properties Trust	5.500%	12/15/27	1,510	1,443
	Simon Property Group LP	3.250%	11/30/26	22,346	21,998
	Simon Property Group LP	1.375%	1/15/27	23,018	21,917
	Store Capital LLC	4.500%	3/15/28	4,764	4,691
	Sun Communities Operating LP	2.300%	11/1/28	2,328	2,166
	Sun Communities Operating LP	5.500%	1/15/29	26,739	27,461
	UDR Inc.	2.950%	9/1/26	1,425	1,397
	UDR Inc.	3.200%	1/15/30	4,445	4,170
	Ventas Realty LP	3.250%	10/15/26	23,782	23,336
	Welltower OP LLC	4.250%	4/15/28	4,212	4,211
	Welltower OP LLC	2.050%	1/15/29	32,472	29,829
	Welltower OP LLC	4.125%	3/15/29	14,964	14,788
	Welltower OP LLC	3.100%	1/15/30	32,828	30,873
	Weyerhaeuser Co.	6.950%	10/1/27	3,417	3,615
[4]	XHR LP	4.875%	6/1/29	495	467
[4]	XHR LP	6.625%	5/15/30	528	521
					2,000,720
Technology (5.6%)
	Accenture Capital Inc.	4.050%	10/4/29	28,163	27,969
	Applied Materials Inc.	4.800%	6/15/29	17,083	17,478
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	67,818	67,322
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	7,932	7,761
	Broadcom Inc.	3.459%	9/15/26	30,014	29,645
	Broadcom Inc.	5.050%	7/12/27	68,468	69,553
[4]	Broadcom Inc.	1.950%	2/15/28	17,440	16,335
	Broadcom Inc.	4.150%	2/15/28	41,773	41,624
	Broadcom Inc.	4.110%	9/15/28	52,864	52,412
	Broadcom Inc.	4.750%	4/15/29	21,786	21,973
	Broadcom Inc.	5.050%	7/12/29	68,468	69,832
	Broadcom Inc.	4.350%	2/15/30	64,251	63,502
	Cadence Design Systems Inc.	4.200%	9/10/27	12,748	12,741
	Cadence Design Systems Inc.	4.300%	9/10/29	25,466	25,404
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	1,837	1,579
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	357	314
	Cisco Systems Inc.	4.850%	2/26/29	63,018	64,625
[4]	Cloud Software Group Inc.	6.500%	3/31/29	3,513	3,515
[4]	Cloud Software Group Inc.	8.250%	6/30/32	3,565	3,721
	Cotiviti Corp.	7.625%	5/1/31	6,605	6,576
	Dell International LLC / EMC Corp.	6.020%	6/15/26	118,514	119,902
	Dell International LLC / EMC Corp.	4.900%	10/1/26	62,830	63,093
	Dell International LLC / EMC Corp.	6.100%	7/15/27	6,455	6,663
	Dell International LLC / EMC Corp.	5.250%	2/1/28	73,717	75,262
	Dell International LLC / EMC Corp.	4.750%	4/1/28	34,120	34,392
	Dell International LLC / EMC Corp.	5.300%	10/1/29	57,754	58,934
	Dell International LLC / EMC Corp.	4.350%	2/1/30	32,886	32,307
	Dell International LLC / EMC Corp.	5.000%	4/1/30	22,530	22,666
[4]	Diebold Nixdorf Inc.	7.750%	3/31/30	495	516
	DXC Technology Co.	1.800%	9/15/26	31,104	29,856
	DXC Technology Co.	2.375%	9/15/28	22,838	20,923
[4]	Ellucian Holdings Inc.	6.500%	12/1/29	1,529	1,532
[4]	Entegris Inc.	4.750%	4/15/29	3,683	3,588
[7,9]	Fiserv Funding ULC	2.875%	6/15/28	3,700	4,195
[4]	Foundry JV Holdco LLC	5.900%	1/25/30	14,340	14,885
[4]	Foundry JV Holdco LLC	5.500%	1/25/31	115,529	117,087
[4]	Foundry JV Holdco LLC	6.150%	1/25/32	87,226	90,623
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	104,747	104,721
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	15,335	15,325
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	101,021	100,131

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HP Inc.	1.450%	6/17/26	1,736	1,674
	HP Inc.	3.000%	6/17/27	9,331	9,032
	HP Inc.	4.750%	1/15/28	2,184	2,192
	Intel Corp.	3.750%	3/25/27	4,927	4,857
	Intel Corp.	3.750%	8/5/27	93,435	91,790
	Intel Corp.	4.875%	2/10/28	56,539	57,035
	Intel Corp.	2.450%	11/15/29	105,362	94,845
	Intel Corp.	5.125%	2/10/30	44,523	44,934
	Intel Corp.	3.900%	3/25/30	30,902	29,515
	International Business Machines Corp.	4.500%	2/6/28	13,726	13,848
	International Business Machines Corp.	3.500%	5/15/29	18,272	17,684
	Microchip Technology Inc.	4.900%	3/15/28	30,761	30,823
	Microchip Technology Inc.	5.050%	2/15/30	39,595	39,468
	NXP BV / NXP Funding LLC	5.550%	12/1/28	741	758
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	22,328	22,297
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	12,781	12,492
	Oracle Corp.	2.650%	7/15/26	86,984	85,152
	Oracle Corp.	2.800%	4/1/27	33,309	32,401
	Oracle Corp.	3.250%	11/15/27	18,509	18,041
	Oracle Corp.	2.300%	3/25/28	13,716	12,975
	Oracle Corp.	4.500%	5/6/28	49,917	50,166
	Oracle Corp.	4.800%	8/3/28	61,848	62,654
	Oracle Corp.	4.200%	9/27/29	197,399	194,529
	Roper Technologies Inc.	3.800%	12/15/26	11,649	11,533
	Skyworks Solutions Inc.	1.800%	6/1/26	85,903	83,099
[4]	SS&C Technologies Inc.	5.500%	9/30/27	2,435	2,425
	Synopsys Inc.	4.550%	4/1/27	40,560	40,785
	Synopsys Inc.	4.650%	4/1/28	26,770	27,085
	Synopsys Inc.	4.850%	4/1/30	64,230	64,934
	Teledyne Technologies Inc.	1.600%	4/1/26	27,998	27,234
	Teledyne Technologies Inc.	2.250%	4/1/28	17,091	16,116
[4]	UKG Inc.	6.875%	2/1/31	1,995	2,054
	VMware LLC	1.400%	8/15/26	74,670	71,703
	VMware LLC	4.650%	5/15/27	3,221	3,224
	VMware LLC	3.900%	8/21/27	27,425	27,009
	VMware LLC	1.800%	8/15/28	60,692	55,496
	Western Digital Corp.	4.750%	2/15/26	1,994	1,979
	Workday Inc.	3.500%	4/1/27	38,584	37,903
	Workday Inc.	3.700%	4/1/29	9,192	8,893
	X Corp.	9.000%	10/26/29	5,900	5,764
					2,936,880
Utilities (5.9%)
	AEP Texas Inc.	5.450%	5/15/29	25,785	26,430
	AEP Transmission Co. LLC	3.100%	12/1/26	13,184	12,934
	AES Corp.	5.450%	6/1/28	27,573	27,997
[6,12]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.062%	1/8/26	13,770	8,830
	Alabama Power Co.	3.750%	9/1/27	36,793	36,611
[4]	Alliant Energy Finance LLC	5.400%	6/6/27	13,470	13,656
	Ameren Corp.	5.700%	12/1/26	95,779	97,475
	Ameren Corp.	1.950%	3/15/27	25,035	23,965
	Ameren Corp.	1.750%	3/15/28	13,726	12,728
	Ameren Corp.	5.000%	1/15/29	119,603	121,270
	American Electric Power Co. Inc.	5.750%	11/1/27	16,374	16,884
	American Electric Power Co. Inc.	5.200%	1/15/29	27,222	27,790
	Arizona Public Service Co.	2.600%	8/15/29	15,346	14,163
[12]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	22,340	13,721
[12]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	9,140	5,807
[4]	Calpine Corp.	4.500%	2/15/28	3,489	3,412
[4]	Calpine Corp.	4.625%	2/1/29	2,189	2,115
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	19,364	19,965
	CenterPoint Energy Inc.	1.450%	6/1/26	44,250	42,813
	CenterPoint Energy Inc.	5.250%	8/10/26	42,485	42,863
	CenterPoint Energy Inc.	5.400%	6/1/29	49,756	51,205
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	9,151	9,389
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	5,720	5,584
	Colbun SA	3.950%	10/11/27	4,557	4,465
[4]	Comision Federal de Electricidad	5.700%	1/24/30	34,634	33,957
	Consumers Energy Co.	4.650%	3/1/28	58,312	59,117
	Consumers Energy Co.	4.600%	5/30/29	29,431	29,735

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Consumers Energy Co.	4.500%	1/15/31	19,050	19,158
	Dominion Energy Inc.	2.850%	8/15/26	4,272	4,181
	Dominion Energy Inc.	4.250%	6/1/28	1,489	1,484
	Dominion Energy Inc.	5.000%	6/15/30	45,474	45,948
	DTE Electric Co.	2.250%	3/1/30	15,004	13,627
	DTE Energy Co.	2.850%	10/1/26	35,005	34,259
	DTE Energy Co.	4.950%	7/1/27	36,515	36,893
	DTE Energy Co.	4.875%	6/1/28	33,237	33,564
	DTE Energy Co.	5.100%	3/1/29	43,985	44,628
	DTE Energy Co.	3.400%	6/15/29	21,648	20,624
	DTE Energy Co.	5.200%	4/1/30	28,105	28,611
	Duke Energy Carolinas LLC	6.000%	12/1/28	184	194
	Duke Energy Corp.	2.650%	9/1/26	20,728	20,244
	Duke Energy Corp.	4.850%	1/5/27	31,921	32,205
	Duke Energy Corp.	3.150%	8/15/27	503	490
	Duke Energy Corp.	5.000%	12/8/27	18,310	18,589
	Duke Energy Corp.	4.300%	3/15/28	23,559	23,550
	Duke Energy Corp.	3.400%	6/15/29	12,786	12,227
[4]	Electricite de France SA	5.700%	5/23/28	7,765	8,011
[4]	Electricite de France SA	4.500%	9/21/28	15,235	15,187
	Entergy Corp.	2.950%	9/1/26	85,424	83,695
	Entergy Corp.	1.900%	6/15/28	10,033	9,335
	Entergy Louisiana LLC	2.400%	10/1/26	16,113	15,728
	Essential Utilities Inc.	4.800%	8/15/27	18,249	18,380
	Eversource Energy	4.750%	5/15/26	36,638	36,666
	Eversource Energy	1.400%	8/15/26	20,209	19,417
	Eversource Energy	2.900%	3/1/27	40,266	39,130
	Eversource Energy	4.600%	7/1/27	22,971	23,025
	Eversource Energy	5.450%	3/1/28	38,897	39,857
	Exelon Corp.	2.750%	3/15/27	35,066	34,090
	Exelon Corp.	5.150%	3/15/28	63,836	65,147
	Exelon Corp.	5.150%	3/15/29	22,838	23,358
	FirstEnergy Corp.	3.900%	7/15/27	3,792	3,749
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	13,726	13,978
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/29	19,120	18,928
	FirstEnergy Transmission LLC	4.550%	1/15/30	13,435	13,309
	Georgia Power Co.	5.004%	2/23/27	6,492	6,593
	Georgia Power Co.	4.650%	5/16/28	82,349	83,277
[9]	Iberdrola International BV	1.450%	Perpetual	9,300	10,198
	ITC Holdings Corp.	3.250%	6/30/26	8,923	8,786
[4]	ITC Holdings Corp.	4.950%	9/22/27	14,027	14,153
	ITC Holdings Corp.	3.350%	11/15/27	23,036	22,385
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	9,160	9,096
	National Fuel Gas Co.	5.500%	10/1/26	18,296	18,499
	National Fuel Gas Co.	5.500%	3/15/30	27,289	27,929
	National Grid plc	5.602%	6/12/28	25,656	26,452
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	5,964	5,833
[12]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	32,030	19,235
	Nevada Power Co.	6.250%	5/15/55	3,503	3,457
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	19,793	18,970
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	27,526	27,692
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	25,003	25,392
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	20,199	20,289
	NiSource Inc.	5.250%	3/30/28	33,611	34,366
	NiSource Inc.	5.200%	7/1/29	32,879	33,618
[4]	NRG Energy Inc.	5.750%	7/15/29	810	807
	NSTAR Electric Co.	3.200%	5/15/27	32,129	31,529
	OGE Energy Corp.	5.450%	5/15/29	12,112	12,478
[4]	Oncor Electric Delivery Co. LLC	4.500%	3/20/27	21,500	21,628
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	41,014	41,155
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	18,225	18,395
	Pacific Gas & Electric Co.	2.100%	8/1/27	12,357	11,640
	Pacific Gas & Electric Co.	5.550%	5/15/29	63,575	64,584
	PacifiCorp	5.100%	2/15/29	12,495	12,744
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	6,646	6,314
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	23,436	23,110
	PG&E Recovery Funding LLC	5.045%	7/15/34	19,154	19,206
	Public Service Electric & Gas Co.	2.450%	1/15/30	9,920	9,108
	Public Service Enterprise Group Inc.	5.850%	11/15/27	56,456	58,419
	Public Service Enterprise Group Inc.	5.875%	10/15/28	54,824	57,222

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Enterprise Group Inc.	5.200%	4/1/29	34,266	35,141
	Public Service Enterprise Group Inc.	4.900%	3/15/30	27,289	27,568
[4]	Rayburn Country Securitization LLC	2.307%	12/1/32	7,395	6,977
	Sempra	6.625%	4/1/55	14,571	13,862
	Southern California Edison Co.	4.400%	9/6/26	18,746	18,715
	Southern California Edison Co.	4.875%	2/1/27	45,067	45,233
	Southern California Edison Co.	5.300%	3/1/28	19,895	20,168
	Southern California Edison Co.	5.650%	10/1/28	20,171	20,723
	Southern California Gas Co.	2.950%	4/15/27	18,438	17,967
	Southern Co.	3.250%	7/1/26	8,448	8,339
	Southern Co.	5.113%	8/1/27	46,580	47,254
	Southern Co.	1.750%	3/15/28	884	823
	Southern Co.	4.850%	6/15/28	45,741	46,465
	Southwestern Electric Power Co.	4.100%	9/15/28	15,529	15,280
	Tampa Electric Co.	4.900%	3/1/29	27,175	27,609
	Union Electric Co.	2.950%	6/15/27	11,862	11,587
	Union Electric Co.	2.950%	3/15/30	12,430	11,627
[12]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/28	13,800	8,280
	Virginia Electric & Power Co.	2.950%	11/15/26	44,176	43,292
	Virginia Electric & Power Co.	3.750%	5/15/27	17,555	17,413
	Virginia Electric & Power Co.	3.800%	4/1/28	13,726	13,580
[4]	Vistra Operations Co. LLC	5.500%	9/1/26	6,497	6,476
[4]	Vistra Operations Co. LLC	5.050%	12/30/26	8,876	8,924
	WEC Energy Group Inc.	5.150%	10/1/27	22,952	23,325
	WEC Energy Group Inc.	1.375%	10/15/27	18,216	16,946
	WEC Energy Group Inc.	4.750%	1/15/28	39,854	40,301
	Xcel Energy Inc.	3.350%	12/1/26	19,756	19,410
	Xcel Energy Inc.	1.750%	3/15/27	29,990	28,519
	Xcel Energy Inc.	4.000%	6/15/28	27,459	27,075
	Xcel Energy Inc.	2.600%	12/1/29	4,557	4,164
[4]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/26	3,641	3,512
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/27	1,775	1,679
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	565	567
[10]	Yorkshire Water Finance plc	1.750%	11/26/26	12,105	15,280
					3,094,987
Total Corporate Bonds (Cost $43,266,328)					43,604,683
Floating Rate Loan Interests (0.3%)
[6,15]	Alterra Mountain Co.	—%	5/31/30	965	963
[6]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	6.519%	4/20/28	5,193	5,076
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.672%	8/19/28	1,891	1,829
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.000%	7.322%	2/15/29	2,595	2,571
[6]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	7.670%	5/10/27	5,322	5,245
[6]	Bausch Health Cos. Inc. Term Loan B, TSFR1M + 6.250%	10.542%	9/25/30	5,785	5,447
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.750%	7.052%	10/16/31	4,995	4,978
[6]	Champ Acquisition Corp. Term Loan B, TSFR3M + 4.500%	8.799%	11/25/31	482	480
[6]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.322%	8/18/28	3,136	3,050
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.822%	5/6/30	2,436	2,387
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	7.072%	1/28/32	6,140	6,023
[6]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.500%	7.799%	3/30/29	310	306
[6,15]	Clydesdale Acquisition Holdings Inc.	—%	4/1/32	4,737	4,698
[6]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	7.077%	3/26/32	2,765	2,704
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.322%	4/23/31	8,076	7,819
[6]	Frontier Communications Corp. Term Loan B, TSFR3M + 2.500%	6.792%	7/1/31	818	812
[6]	Hanesbrands Inc. Term Loan B, TSFR1M + 2.750%	7.072%	3/7/32	850	837
[6]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.817%	5/19/31	3,831	3,730
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.319%	3/1/29	4,029	3,760
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.030%	4/16/29	559	556
[6,15]	Opal Bidco SAS	—%	3/31/32	5,785	5,763
[6]	Raven Acquisition Holdings LLC Term Loan B, TSFR1M + 3.250%	7.572%	11/19/31	625	617
[6]	Rocket Software Inc. Term Loan B, TSFR1M + 4.250%	8.572%	11/28/28	1	1
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR3M + 3.000%	7.313%	7/31/31	2,867	2,850
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	6.049%	11/5/28	18,486	18,500
[6]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 3.000%	7.237%	4/30/30	1,690	1,682
[6]	TransDigm Inc. Term Loan K, TSFR3M + 2.750%	7.049%	3/22/30	1,906	1,899
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.049%	5/6/32	2,289	2,278
[6]	UKG Inc. Term Loan B, TSFR1M + 3.000%	7.320%	2/10/31	5,662	5,639
[6]	Western Digital Corp. Term Loan A-2, TSFR1M + 1.500%	5.927%	1/7/27	63,738	61,188
Total Floating Rate Loan Interests (Cost $166,704)					163,688

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sovereign Bonds (3.1%)
[9]	Arab Republic of Egypt	4.750%	4/16/26	3,320	3,735
[4,7]	Baiterek National Managing Holding JSC	5.450%	5/8/28	15,200	15,218
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	7,934	7,769
	Corp. Andina de Fomento	4.750%	4/1/26	18,316	18,407
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	21,943	20,577
[9]	Crelan SA	6.000%	2/28/30	7,900	9,774
	Dominican Republic	6.000%	7/19/28	4,548	4,581
	Dominican Republic	5.500%	2/22/29	10,912	10,764
	Dominican Republic	4.500%	1/30/30	2,140	1,995
	Fondo MIVIVIENDA SA	4.625%	4/12/27	10,431	10,333
	Kingdom of Morocco	2.375%	12/15/27	19,203	17,836
[4]	Kingdom of Saudi Arabia	5.125%	1/13/28	118,587	120,510
	Kingdom of Saudi Arabia	5.125%	1/13/28	113,252	115,050
[4]	Korea Electric Power Corp.	5.375%	7/31/26	36,562	37,028
[4]	Korea National Oil Corp.	4.125%	9/30/27	29,148	29,008
[4]	KSA Sukuk Ltd.	5.250%	6/4/27	142,822	144,946
	KSA Sukuk Ltd.	5.250%	6/4/27	16,459	16,692
	Magyar Export-Import Bank Zrt	6.125%	12/4/27	17,902	18,214
[9]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	15,623	17,618
	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/28	9,100	9,367
[4]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/30	22,773	23,072
[9]	Republic of Chile	0.100%	1/26/27	2,734	2,954
	Republic of Chile	2.750%	1/31/27	23,729	23,059
	Republic of Chile	3.240%	2/6/28	5,042	4,886
[9]	Republic of Chile	1.440%	2/1/29	4,700	5,043
	Republic of Colombia	3.875%	4/25/27	36,452	35,578
	Republic of Colombia	3.000%	1/30/30	30,061	25,402
	Republic of Colombia	3.125%	4/15/31	46,494	37,462
	Republic of Guatemala	4.875%	2/13/28	1,800	1,767
	Republic of Hungary	6.125%	5/22/28	37,546	38,623
	Republic of Indonesia	3.500%	1/11/28	4,304	4,215
[9]	Republic of Korea	0.010%	10/15/26	8,299	9,064
	Republic of Paraguay	5.000%	4/15/26	5,117	5,132
	Republic of Paraguay	4.700%	3/27/27	14,095	14,051
	Republic of Peru	2.392%	1/23/26	7,470	7,332
	Republic of Peru	2.844%	6/20/30	44,173	40,062
	Republic of Peru	2.783%	1/23/31	56,052	49,732
	Republic of Poland	4.875%	2/12/30	53,266	54,168
	Republic of Poland	5.750%	11/16/32	3,740	3,937
[9]	Republic of Serbia	1.000%	9/23/28	4,814	4,927
[9]	Republic of Serbia	1.500%	6/26/29	9,108	9,238
	Republic of Serbia	2.125%	12/1/30	4,549	3,782
	Republic of South Africa	4.300%	10/12/28	58,081	54,867
	Republic of South Africa	4.850%	9/30/29	70,857	66,625
	Republic of Uzbekistan	7.850%	10/12/28	22,111	23,354
[4,9]	Republic of Uzbekistan	5.100%	2/25/29	13,645	15,705
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	15,258	15,096
[9]	State of Israel	1.500%	1/16/29	3,434	3,649
	State of Israel	5.375%	3/12/29	22,400	22,760
	State of Israel	2.500%	1/15/30	21,246	18,969
	State of Israel	5.375%	2/19/30	39,011	39,372
	State of Israel	2.750%	7/3/30	7,031	6,238
	Sultanate of Oman	4.750%	6/15/26	52,232	51,885
	United Mexican States	4.500%	4/22/29	5,447	5,331
	United Mexican States	5.000%	5/7/29	109,505	109,173
	United Mexican States	3.250%	4/16/30	20,618	18,767
	United Mexican States	6.000%	5/13/30	80,721	82,971
	United Mexican States	2.659%	5/24/31	36,092	30,676
	United Mexican States	4.750%	4/27/32	14,631	13,695
	United Mexican States	4.875%	5/19/33	3,300	3,035
Total Sovereign Bonds (Cost $1,597,051)					1,615,076
Taxable Municipal Bonds (0.1%)
[16]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	12,728	13,452
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	2,690	2,627
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	21,215	20,099
Total Taxable Municipal Bonds (Cost $36,978)					36,178

Vanguard® Short-Term Investment-Grade Fund
			Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[17]	Vanguard Market Liquidity Fund (Cost $38,114)		4.350%		381,180	38,114
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	18,751	231
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	270,549	3,306
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	18,751	42
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	270,549	615
Total Options Purchased (Cost $3,425)						4,194
Total Investments (99.2%) (Cost $51,645,252)						52,030,775
Other Assets and Liabilities—Net (0.8%)						418,892
Net Assets (100%)						52,449,667
Cost is in $000.
1	Securities with a value of $31,401 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $27,602 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $61,532 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $5,854,508, representing 11.2% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in Australian dollars.
13	Security value determined using significant unobservable inputs.
14	Non-income-producing security—security in default.
15	Represents an unsettled loan as of April 30, 2025. The coupon rate is not known until the settlement date.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Clydesdale Acquisition Holdings Inc.	83	82	—	(1)
Raven Acquisition Holdings LLC	44	44	—	—
			—	(1)

Vanguard® Short-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	18,751	(112)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	270,549	(1,590)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	18,751	(96)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	270,549	(1,379)
Total Options Written (Premiums Received $2,676)					(3,177)
GSI—Goldman Sachs International.
SOFR—Secured Overnight Financing Rate.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	1,867	388,613	464
5-Year U.S. Treasury Note	June 2025	20,355	2,222,671	2,605
10-Year U.S. Treasury Note	June 2025	3,042	341,369	4,913
				7,982

Short Futures Contracts
10-Year Japanese Government Bond	June 2025	(82)	(80,664)	(1,543)
AUD 3-Year Treasury Bond	June 2025	(1,025)	(70,680)	(908)
Euro-Bobl	June 2025	(2,058)	(278,906)	(2,963)
Euro-Schatz	June 2025	(1,737)	(211,672)	(1,123)
Long Gilt	June 2025	(333)	(41,503)	(476)
Long U.S. Treasury Bond	June 2025	(8)	(933)	(4)
Ultra 10-Year U.S. Treasury Note	June 2025	(59)	(6,769)	(95)
				(7,112)
				870

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/18/25	AUD	8,275	USD	5,291	13	—
Royal Bank of Canada	6/18/25	EUR	127,883	USD	145,657	—	(336)
State Street Bank & Trust Co.	6/18/25	EUR	70,503	USD	80,684	—	(568)
JPMorgan Chase Bank, N.A.	6/18/25	EUR	28,840	USD	32,927	—	(155)
Canadian Imperial Bank of Commerce	6/18/25	EUR	16,700	USD	18,901	76	—
State Street Bank & Trust Co.	6/18/25	EUR	16,655	USD	18,369	558	—
Toronto-Dominion Bank	6/18/25	EUR	6,586	USD	7,219	265	—
Bank of Montreal	6/18/25	GBP	57,416	USD	76,961	—	(429)
State Street Bank & Trust Co.	6/18/25	GBP	14,206	USD	18,441	495	—
Royal Bank of Canada	6/18/25	GBP	4,701	USD	6,274	—	(7)
State Street Bank & Trust Co.	6/18/25	JPY	673,569	USD	4,579	158	—
Toronto-Dominion Bank	6/18/25	USD	244,597	AUD	387,941	—	(4,033)
State Street Bank & Trust Co.	6/18/25	USD	2,375	AUD	3,727	—	(14)
Toronto-Dominion Bank	6/18/25	USD	878,512	EUR	810,575	—	(42,591)

Vanguard® Short-Term Investment-Grade Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/18/25	USD	26,577	EUR	23,021	417	—
HSBC Bank plc	6/18/25	USD	19,648	EUR	17,229	70	—
UBS AG	6/18/25	USD	6,382	EUR	5,878	—	(298)
JPMorgan Chase Bank, N.A.	6/18/25	USD	6,088	EUR	5,559	—	(228)
The Bank of New York Mellon Corp.	6/18/25	USD	2,469	EUR	2,236	—	(72)
HSBC Bank plc	6/18/25	USD	2,027	EUR	1,851	—	(76)
State Street Bank & Trust Co.	6/18/25	USD	317,565	GBP	245,143	—	(9,199)
Toronto-Dominion Bank	6/18/25	USD	14,570	GBP	11,151	—	(293)
Standard Chartered Bank	6/18/25	USD	5,074	GBP	3,927	—	(160)
Toronto-Dominion Bank	6/18/25	USD	3,770	GBP	2,818	14	—
HSBC Bank plc	6/18/25	USD	2,941	GBP	2,302	—	(128)
State Street Bank & Trust Co.	6/18/25	USD	2,878	JPY	421,624	—	(87)
						2,066	(58,674)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S44-V1	6/21/30	USD	1,003,921	1.000	15,602	3,372
iTraxx Europe-S43-V1	6/21/30	EUR	105,250	1.000	1,972	46
					17,574	3,418
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	3,270	1.000	13	3	10	—
American Express Co./A2	12/23/25	GSI	3,270	1.000	22	14	8	—
American International Group Inc./Baa2	12/23/25	GSI	3,270	1.000	21	6	15	—
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	18	(2)	20	—
Chubb INA Holdings LLC/A2	12/23/25	GSI	3,270	1.000	23	16	7	—
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	21	12	9	—
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	21	10	11	—
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	23	12	11	—
Dow Chemical Co./Baa1	12/23/25	GSI	3,270	1.000	21	8	13	—
Enbridge Inc./Baa2	12/23/25	GSI	3,270	1.000	19	7	12	—
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	22	2	20	—
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	17	—	17	—
International Business Machines Corp./A3	12/23/25	GSI	3,270	1.000	22	13	9	—
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	23	10	13	—
Lincoln National Corp./Baa2	12/23/25	GSI	3,270	1.000	16	6	10	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	23	13	10	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	20	4	16	—

Vanguard® Short-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	3,270	1.000	23	15	8	—
Metlife Inc./A3	12/23/25	GSI	3,270	1.000	20	9	11	—
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	23	12	11	—
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	20	9	11	—
Republic Of Chile/A2	6/21/30	JPMC	1,570	1.000	23	31	—	(8)
Republic of Indonesia/Baa2	6/21/30	JPMC	41,270	1.000	90	150	—	(60)
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	21	6	15	—
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	22	14	8	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	19	9	10	—
					606	389	285	(68)
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $355 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/11/25	N/A	1,100,000	4.132[1]	(4.391)[2]	(698)	(698)
12/11/26	N/A	575,000	4.391[3]	(3.931)[4]	(2,951)	(2,951)
6/17/27	6/17/25[5]	39,431,906[6]	0.000[7]	(0.938)[4]	(1,460)	(1,460)
1/21/28	N/A	500,000	4.106[4]	(4.365)[3]	9,769	9,973
1/22/30	N/A	315,000	4.365[3]	(4.103)[4]	(9,863)	(10,058)
					(5,203)	(5,194)
1	Interest payment received/paid at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.
5	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
6	Notional amount denominated in Japanese yen.
7	Based on Tokyo Overnight Interbank Average Rate (TONA) as of the most recent reset date. Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is

Vanguard® Short-Term Investment-Grade Fund
a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
G.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard® Short-Term Investment-Grade Fund
H.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Vanguard® Short-Term Investment-Grade Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,886,522	—	3,886,522
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,682,320	—	2,682,320
Corporate Bonds	—	43,604,682	1	43,604,683
Floating Rate Loan Interests	—	163,688	—	163,688
Sovereign Bonds	—	1,615,076	—	1,615,076
Taxable Municipal Bonds	—	36,178	—	36,178
Temporary Cash Investments	38,114	—	—	38,114
Options Purchased	—	4,194	—	4,194
Total	38,114	51,992,660	1	52,030,775
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	(1)	—	(1)
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,982	—	—	7,982
Forward Currency Contracts	—	2,066	—	2,066
Swap Contracts	13,391[1]	285	—	13,676
Total	21,373	2,351	—	23,724
Liabilities
Options Written	—	(3,177)	—	(3,177)
Futures Contracts[1]	(7,112)	—	—	(7,112)
Forward Currency Contracts	—	(58,674)	—	(58,674)
Swap Contracts	(15,167)[1]	(68)	—	(15,235)
Total	(22,279)	(61,919)	—	(84,198)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.